Schedule of Investments Dividend Growth Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 96.9%
Automobiles 1.2%
28,400	General Motors Co.	$920,444
Banks 3.7%
11,650	JPMorgan Chase & Co.	1,581,021
11,930	PNC Financial Services Group, Inc.	1,381,852
		2,962,873
Capital Markets 6.2%
1,275	BlackRock, Inc.	838,376
9,675	Cboe Global Markets, Inc.	1,281,164
32,000	Charles Schwab Corp.	1,686,080
13,400	Morgan Stanley	1,095,584
		4,901,204
Chemicals 1.2%
20,140	Novozymes AS Class B	970,481
Consumer Finance 1.2%
6,050	American Express Co.	959,288
Consumer Staples Distribution & Retail 1.8%
9,600	Walmart, Inc.	1,409,952
Distributors 1.9%
28,250	LKQ Corp.	1,490,188
Electronic Equipment, Instruments & Components 6.7%
26,900	Amphenol Corp. Class A	2,029,605
50,525	Corning, Inc.	1,556,675
6,550	Zebra Technologies Corp. Class A*	1,719,834
		5,306,114
Energy Equipment & Services 1.0%
18,675	Schlumberger NV	799,850
Entertainment 4.9%
19,800	Electronic Arts, Inc.	2,534,400
15,575	Walt Disney Co.*	1,369,977
		3,904,377
Financial Services 0.7%
23,725	Equitable Holdings, Inc.	582,212
Food Products 2.8%
20,150	Mondelez International, Inc. Class A	1,479,212
18,490	Tootsie Roll Industries, Inc.	722,404
		2,201,616
Ground Transportation 2.0%
42,425	CSX Corp.	1,301,175
13,275	RXO, Inc.*	277,049
		1,578,224
Number of Shares		Value
Health Care Equipment & Supplies 2.8%
4,150	Becton Dickinson & Co.	$1,003,304
14,450	Medtronic PLC	1,195,882
		2,199,186
Health Care Providers & Services 0.8%
1,250	UnitedHealth Group, Inc.	609,050
Hotels, Restaurants & Leisure 2.6%
12,250	Marriott International, Inc. Class A	2,055,427
Industrial Conglomerates 2.0%
8,200	Honeywell International, Inc.	1,571,120
Industrial REITs 1.4%
18,685	Terreno Realty Corp.	1,145,951
Insurance 2.3%
2,675	Aon PLC Class A	824,676
5,950	Marsh & McLennan Cos., Inc.	1,030,421
		1,855,097
Life Sciences Tools & Services 4.2%
13,535	Agilent Technologies, Inc.	1,565,593
7,700	Danaher Corp.	1,768,074
		3,333,667
Machinery 3.0%
6,025	Caterpillar, Inc.	1,239,644
5,050	Nordson Corp.	1,100,546
		2,340,190
Media 1.7%
33,400	Comcast Corp. Class A	1,314,290
Metals & Mining 3.4%
34,675	Freeport-McMoRan, Inc.	1,190,739
33,700	Wheaton Precious Metals Corp.	1,524,925
		2,715,664
Multi-Utilities 0.9%
24,300	CenterPoint Energy, Inc.	685,503
Office REITs 0.3%
9,825	Equity Commonwealth	200,921
Oil, Gas & Consumable Fuels 2.4%
36,500	Devon Energy Corp.	1,682,650
6,900	Shell PLC	190,591
		1,873,241
Pharmaceuticals 6.8%
32,680	AstraZeneca PLC ADR	2,388,254
4,325	Eli Lilly & Co.	1,857,415
12,300	Novartis AG ADR	1,183,875
		5,429,544
See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Professional Services 1.1%
4,300	Automatic Data Processing, Inc.	$898,657
Semiconductors & Semiconductor Equipment 11.9%
13,275	Analog Devices, Inc.	2,358,835
20,995	Applied Materials, Inc.	2,798,633
19,800	QUALCOMM, Inc.	2,245,518
13,955	Universal Display Corp.	2,055,990
		9,458,976
Software 5.3%
2,370	Intuit, Inc.	993,315
9,675	Microsoft Corp.	3,177,173
		4,170,488
Specialized REITs 0.5%
2,025	American Tower Corp.	373,491
Specialty Retail 2.0%
21,100	TJX Cos., Inc.	1,620,269
Technology Hardware, Storage & Peripherals 3.2%
14,250	Apple, Inc.	2,525,812
Number of Shares		Value
Textiles, Apparel & Luxury Goods 2.5%
12,550	Cie Financiere Richemont SA Class A	$1,991,878
Transportation Infrastructure 0.5%
2,575	Aena SME SA(a)	402,404
Total Common Stocks (Cost $58,811,526)		76,757,649

Short-Term Investments 2.9%
Investment Companies 2.9%
2,339,007	State Street Institutional Treasury Money Market Fund Premier Class, 4.94%(b) (Cost $2,339,007)	2,339,007
Total Investments 99.8% (Cost $61,150,533)		79,096,656
Other Assets Less Liabilities 0.2%		152,655
Net Assets 100.0%		$79,249,311

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2023 amounted to $402,404, which represents 0.5% of net assets of the Fund.

(b)	Represents 7-day effective yield as of May 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$68,105,241	86.0%
Switzerland	3,175,753	4.0%
United Kingdom	2,388,254	3.0%
Brazil	1,524,925	1.9%
Denmark	970,481	1.2%
Spain	402,404	0.5%
Netherlands	190,591	0.3%
Short-Term Investments and Other Assets—Net	2,491,662	3.1%
	$79,249,311	100.0%
See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$76,757,649	$—	$—	$76,757,649
Short-Term Investments	—	2,339,007	—	2,339,007
Total Investments	$76,757,649	$2,339,007	$—	$79,096,656

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 96.9%
Australia 0.7%
76,191	Rio Tinto PLC	$4,532,273
Brazil 3.9%
1,357,614	B3 SA - Brasil Bolsa Balcao	3,564,429
573,603	Hypera SA	4,615,236
1,426,012	Itau Unibanco Holding SA	7,400,882
289,710	Pagseguro Digital Ltd. Class A*	2,882,615
1,179,284	Petroleo Brasileiro SA	6,071,570
		24,534,732
Canada 0.6%
200,302	Parex Resources, Inc.(a)	4,032,599
Chile 0.5%
50,196	Sociedad Quimica y Minera de Chile SA ADR	3,221,077
China 26.2%
2,029,536	Alibaba Group Holding Ltd.*	20,190,520
27,976	Baidu, Inc. ADR*	3,436,852
2,079,448	Bank of Ningbo Co. Ltd. Class A	7,200,386
113,500	BYD Co. Ltd. Class H	3,426,546
2,000,000	China Mengniu Dairy Co. Ltd.*	7,764,560
2,126,478	CITIC Securities Co. Ltd. Class A	6,001,335
1,845,800	Foxconn Industrial Internet Co. Ltd. Class A	4,689,585
893,000	Hua Hong Semiconductor Ltd.*(b)	2,890,964
2,835,379	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	2,829,632
28,802	Kweichow Moutai Co. Ltd. Class A	6,603,735
1,094,500	Li Ning Co. Ltd.	5,870,544
774,068	LONGi Green Energy Technology Co. Ltd. Class A	3,140,116
307,660	Meituan Class B*(b)	4,329,781
1,725,698	NARI Technology Co. Ltd. Class A	6,665,327
46,819	PDD Holdings, Inc. ADR*	3,058,217
1,309,130	Ping An Insurance Group Co. of China Ltd. Class A	8,660,705
732,441	Shenzhen Inovance Technology Co. Ltd. Class A	6,091,991
3,604,200	Shenzhen Topband Co. Ltd. Class A	5,529,781
201,000	Sungrow Power Supply Co. Ltd. Class A	3,116,117
864,500	Tencent Holdings Ltd.	34,290,967
182,648	Trip.com Group Ltd. ADR*	5,768,024
Number of Shares		Value
China – cont'd
330,000	Tsingtao Brewery Co. Ltd. H Shares	$2,840,450
554,251	Wingtech Technology Co. Ltd. Class A	3,892,957
683,181	Yifeng Pharmacy Chain Co. Ltd. Class A	4,771,612
1,799,368	Zhejiang Juhua Co. Ltd. Class A	3,330,568
		166,391,272
Hong Kong 1.0%
170,100	Hong Kong Exchanges & Clearing Ltd.	6,225,780
Hungary 1.1%
274,689	Richter Gedeon Nyrt	6,913,950
India 16.8%
12,416,910	API Holdings Ltd.*#(c)(d)	5,107,371
60,470	Apollo Hospitals Enterprise Ltd.	3,375,366
1,131,057	Aptus Value Housing Finance India Ltd.	3,633,162
185,589	Avalon Technologies Ltd.*(b)	962,358
185,589	Avalon Technologies Ltd. *#(d)	949,549
169,009	Best Agrolife Ltd.	1,881,671
2,431,412	Bharat Electronics Ltd.	3,297,451
1,223,661	EPL Ltd.	2,682,290
216,807	GMM Pfaudler Ltd.	3,861,057
489,971	HDFC Bank Ltd.	9,542,163
53,949	Housing Development Finance Corp. Ltd.	1,724,594
1,471,819	ICICI Bank Ltd.	16,923,840
377,852	IndusInd Bank Ltd.	5,860,385
151,495	JB Chemicals & Pharmaceuticals Ltd.	3,850,921
114,277	Mankind Pharma Ltd. *#(d)	1,835,849
114,276	Mankind Pharma Ltd. *#(d)	1,876,166
1,388,402	Motherson Sumi Wiring India Ltd.	969,996
463,830	National Stock Exchange of India Ltd.*#(c)(d)	15,557,823
4,084	Pine Labs PTE Ltd.*#(c)(d)	1,536,809
275,296	Reliance Industries Ltd.	8,208,943
884,853	State Bank of India	6,214,043
232,397	Sun Pharmaceutical Industries Ltd.	2,741,620
860,289	Syrma SGS Technology Ltd.*	4,127,691
		106,721,118
Indonesia 1.6%
5,385,500	Bank Central Asia Tbk PT	3,251,419
11,466,000	Bank Negara Indonesia Persero Tbk PT	6,922,435
		10,173,854
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Korea 13.1%
138,612	Hana Financial Group, Inc.	$4,328,851
19,009	LG Chem Ltd.	9,925,211
13,782	NCSoft Corp.	3,333,224
53,718	Orion Corp.	5,229,132
726,331	Samsung Electronics Co. Ltd.	39,073,297
184,166	Samsung Engineering Co. Ltd.*	3,926,840
147,745	SK Hynix, Inc.	12,088,986
131,177	SK Telecom Co. Ltd.	4,912,034
		82,817,575
Macau 0.9%
907,000	Galaxy Entertainment Group Ltd.*	5,623,540
Mexico 2.2%
335,460	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,909,854
391,069	Grupo Financiero Banorte SAB de CV Class O	3,142,436
1,271,549	Wal-Mart de Mexico SAB de CV	4,837,047
		13,889,337
Peru 1.0%
50,797	Credicorp Ltd.	6,575,672
Philippines 1.6%
2,141,600	BDO Unibank, Inc.	5,186,211
295,660	SM Investments Corp.	4,890,814
		10,077,025
Poland 1.4%
91,819	Dino Polska SA*(b)	9,021,035
Saudi Arabia 2.4%
93,400	Arabian Drilling Co.*	3,695,361
711,797	Saudi Arabian Oil Co.(b)	5,977,820
541,471	Saudi National Bank	5,326,938
		15,000,119
South Africa 2.9%
550,262	Absa Group Ltd.	4,292,706
134,595	Anglo American PLC	3,722,793
350,575	Bid Corp. Ltd.	7,467,259
19,446	Naspers Ltd. N Shares	2,935,664
		18,418,422
Taiwan 14.3%
456,600	Accton Technology Corp.	5,245,458
217,000	Chroma ATE, Inc.	1,645,464
1,719,000	Chunghwa Telecom Co. Ltd.	7,048,865
934,779	Hiwin Technologies Corp.	7,285,968
2,974,839	Taiwan Semiconductor Manufacturing Co. Ltd.	54,021,973
Number of Shares		Value
Taiwan – cont'd
3,752,000	Uni-President Enterprises Corp.	$9,072,446
367,451	Yageo Corp.	6,074,855
		90,395,029
Thailand 1.5%
1,452,200	Bangkok Bank PCL	6,801,971
760,200	PTT Exploration & Production PCL	3,047,354
		9,849,325
United Arab Emirates 2.4%
6,168,269	Adnoc Gas PLC*	5,189,276
3,115,957	Americana Restaurants International PLC	3,264,826
2,445,986	Dubai Islamic Bank PJSC	3,502,876
698,771	Network International Holdings PLC*(b)	3,181,404
		15,138,382
United States 0.8%
26,283	Globant SA*	4,831,078

Total Common Stocks (Cost $605,479,573)		614,383,194
Preferred Stocks 2.2%
India 2.2%
217,973	Gupshup, Inc., Series F*#(c)(d)	4,983,996
9,762	Pine Labs PTE Ltd., Series 1*#(c)(d)	3,678,322
2,439	Pine Labs PTE Ltd., Series A*#(c)(d)	918,040
2,654	Pine Labs PTE Ltd., Series B*#(c)(d)	999,497
2,147	Pine Labs PTE Ltd., Series B2*#(c)(d)	808,560
3,993	Pine Labs PTE Ltd., Series C*#(c)(d)	1,506,958
841	Pine Labs PTE Ltd., Series C1*#(c)(d)	317,393
900	Pine Labs PTE Ltd., Series D*#(c)(d)	341,550
Total Preferred Stocks (Cost $13,478,212)		13,554,316

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 0.3%
Investment Companies 0.3%
2,105,927	State Street Institutional Treasury Money Market Fund Premier Class, 4.94%(e) (Cost $2,105,927)	$2,105,927
Total Investments 99.4% (Cost $621,063,712)		630,043,437
Other Assets Less Liabilities 0.6%		3,948,639
Net Assets 100.0%		$633,992,076

*	Non-income producing security.
(a)
All or a portion of this security is on loan at May 31, 2023. Total value of all such securities at May 31,
2023 amounted to $571,829, collateralized by non-cash (U.S. Treasury Securities) collateral of $608,670 for the Fund .

(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2023 amounted to $26,363,362, which represents 4.2% of net assets of the
Fund.

(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of May 31, 2023 in accordance with procedures approved by the valuation designee.
Total value of all such securities at May 31, 2023 amounted to $40,417,883, which represents 6.4% of net assets of the Fund.

(e)	Represents 7-day effective yield as of May 31, 2023.
#       These securities have been deemed by Management to be illiquid, and are subject to restrictions on resale. At May 31, 2023, these securities amounted to $40,417,883, which represents 6.4% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2023	Fair Value Percentage of Net Assets as of 5/31/2023
API Holdings Ltd.	10/18/2021	$8,879,972	$5,107,371	0.8%
Avalon Technologies Ltd.	3/31/2023	984,599	949,549	0.1%
Gupshup, Inc. (Ser. F Preferred Shares)	7/16/2021	4,983,996	4,983,996	0.8%
Mankind Pharma Ltd.	4/24/2023	1,506,674	1,835,849	0.3%
Mankind Pharma Ltd.	4/24/2023	1,506,660	1,876,166	0.3%
National Stock Exchange of India Ltd.	4/16/2018	11,160,012	15,557,823	2.5%
Pine Labs PTE Ltd.	7/6/2021	1,522,760	1,536,809	0.2%
Pine Labs PTE Ltd. (Series 1 Preferred Shares)	7/6/2021	3,639,859	3,678,322	0.6%
Pine Labs PTE Ltd. (Series A Preferred Shares)	7/6/2021	909,406	918,040	0.1%
Pine Labs PTE Ltd. (Series B Preferred Shares)	7/6/2021	989,570	999,497	0.2%
Pine Labs PTE Ltd. (Series B2 Preferred Shares)	7/6/2021	800,530	808,560	0.1%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2023	Fair Value Percentage of Net Assets as of 5/31/2023
Pine Labs PTE Ltd. (Series C Preferred Shares)	7/6/2021	$1,488,830	$1,506,958	0.2%
Pine Labs PTE Ltd. (Series C1 Preferred Shares)	7/6/2021	313,575	317,393	0.1%
Pine Labs PTE Ltd. (Series D Preferred Shares)	7/6/2021	335,574	341,550	0.1%
Total		$39,022,017	$40,417,883	6.4%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$105,302,846	16.6%
Semiconductors & Semiconductor Equipment	72,142,039	11.4%
Technology Hardware, Storage & Peripherals	39,073,297	6.2%
Interactive Media & Services	37,727,819	6.0%
Oil, Gas & Consumable Fuels	32,527,562	5.1%
Capital Markets	31,349,367	5.0%
Electronic Equipment, Instruments & Components	27,872,240	4.4%
Pharmaceuticals	26,941,113	4.3%
Broadline Retail	26,184,401	4.1%
Consumer Staples Distribution & Retail	26,096,953	4.1%
Food Products	22,066,138	3.5%
IT Services	19,922,203	3.1%
Hotels, Restaurants & Leisure	18,986,171	3.0%
Chemicals	18,358,527	2.9%
Machinery	17,239,016	2.7%
Financial Services	11,421,775	1.8%
Electrical Equipment	9,781,444	1.6%
Beverages	9,444,185	1.5%
Insurance	8,660,705	1.4%
Metals & Mining	8,255,066	1.3%
Diversified Telecommunication Services	7,048,865	1.1%
Transportation Infrastructure	5,909,854	0.9%
Textiles, Apparel & Luxury Goods	5,870,544	0.9%
Communications Equipment	5,245,458	0.8%
Wireless Telecommunication Services	4,912,034	0.8%
Industrial Conglomerates	4,890,814	0.8%
Construction & Engineering	3,926,840	0.6%
Energy Equipment & Services	3,695,361	0.6%
Automobiles	3,426,546	0.5%
Health Care Providers & Services	3,375,366	0.5%
Entertainment	3,333,224	0.5%
Aerospace & Defense	3,297,451	0.5%
Containers & Packaging	2,682,290	0.4%
Automobile Components	969,996	0.2%
Short-Term Investments and Other Assets—Net	6,054,566	0.9%
	$633,992,076	100.0%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
India	$79,857,551	$4,661,564	$22,202,003	$106,721,118
Other Common Stocks#	507,662,076	—	—	507,662,076
Total Common Stocks	587,519,627	4,661,564	22,202,003	614,383,194
Preferred Stocks
India	—	—	13,554,316	13,554,316
Short-Term Investments	—	2,105,927	—	2,105,927
Total Investments	$587,519,627	$6,767,491	$35,756,319	$630,043,437

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2023
Investments in Securities:
Common Stocks(1)	$47,469	$—	$9,826	$(16,503)	$4	$(18,594)	$—	$—	$22,202	$(16,503)
Preferred Stocks(1)	17,634	—	—	(4,080)	—	—	—	—	13,554	(4,080)
Total	$65,103	$—	$9,826	$(20,583)	$4	$(18,594)	$—	$—	$35,756	$(20,583)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 5/31/2023	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$6,644,180	Market Approach	Enterprise value Revenue multiple(c) (EV/Revenue)	3.0x - 15.8x	6.0x	Increase
			Discount Rate	12.0%	12.0%	Decrease
			Expected Volatility	70.0%	70.0%	Decrease
Common Stocks	15,557,823	Market Approach	Transaction Price	INR 2,775	INR 2,775	Increase
Preferred Stocks	13,554,316	Market Approach	Enterprise value Revenue multiple(c) (EV/Revenue)	4.0x - 13.7x	10.1x	Increase
			Discount Rate	12.0%	12.0%	Decrease
			Expected Volatility	70.0%	70.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 98.7%
Aerospace & Defense 4.3%
30,675	Lockheed Martin Corp.	$13,620,007
288,875	Raytheon Technologies Corp.	26,616,942
		40,236,949
Banks 5.5%
130,430	JPMorgan Chase & Co.(a)	17,700,655
105,250	PNC Financial Services Group, Inc.(a)	12,191,108
554,025	Wells Fargo & Co.	22,055,735
		51,947,498
Beverages 3.5%
199,450	Coca-Cola Co.	11,899,187
100,000	Keurig Dr Pepper, Inc.	3,112,000
99,150	PepsiCo, Inc.	18,080,002
		33,091,189
Biotechnology 2.4%
131,500	AbbVie, Inc.	18,141,740
63,225	Gilead Sciences, Inc.	4,864,531
		23,006,271
Capital Markets 3.7%
29,500	CME Group, Inc.	5,273,125
53,720	Goldman Sachs Group, Inc.	17,399,908
141,900	Morgan Stanley	11,601,744
		34,274,777
Chemicals 1.7%
296,200	Nutrien Ltd.	15,609,740
Construction & Engineering 3.9%
679,020	Ferrovial SA	21,012,044
519,825	MDU Resources Group, Inc.	15,168,494
		36,180,538
Construction Materials 2.4%
233,450	CRH PLC	11,004,483
155,600	Heidelberg Materials AG	11,123,540
		22,128,023
Distributors 1.2%
206,725	LKQ Corp.	10,904,744
Diversified Telecommunication Services 1.6%
770,225	TELUS Corp.	14,598,182
Electric Utilities 2.5%
323,575	NextEra Energy, Inc.(a)	23,769,819
Electrical Equipment 4.3%
142,475	Eaton Corp. PLC	25,061,352
198,625	Emerson Electric Co.	15,429,190
		40,490,542
Number of Shares		Value
Electronic Equipment, Instruments & Components 0.8%
245,200	Corning, Inc.	$7,554,612
Food Products 2.1%
293,400	Kellogg Co.	19,590,318
Ground Transportation 0.5%
24,700	Union Pacific Corp.	4,755,244
Health Care Equipment & Supplies 1.1%
14,050	Becton Dickinson & Co.	3,396,728
80,075	Medtronic PLC	6,627,007
		10,023,735
Hotels, Restaurants & Leisure 3.4%
98,875	Darden Restaurants, Inc.	15,673,665
57,925	McDonald's Corp.	16,514,997
		32,188,662
Household Products 0.7%
43,225	Procter & Gamble Co.	6,159,563
Industrial REITs 2.3%
133,953	Prologis, Inc.	16,683,846
84,375	Terreno Realty Corp.	5,174,719
		21,858,565
Insurance 1.6%
120,325	Progressive Corp.	15,390,771
Machinery 2.5%
43,125	Caterpillar, Inc.	8,872,969
41,250	Deere & Co.	14,271,675
		23,144,644
Metals & Mining 6.0%
514,740	Agnico Eagle Mines Ltd.	26,138,497
391,650	Freeport-McMoRan, Inc.	13,449,261
277,095	Rio Tinto PLC ADR	16,362,460
		55,950,218
Multi-Utilities 5.3%
169,200	Ameren Corp.	13,717,044
969,625	CenterPoint Energy, Inc.	27,353,121
62,050	Sempra Energy	8,906,037
		49,976,202
Oil, Gas & Consumable Fuels 9.8%
266,500	Chesapeake Energy Corp.	20,054,125
109,300	Chevron Corp.	16,462,766
291,573	ConocoPhillips	28,953,199
95,900	Pioneer Natural Resources Co.	19,126,296
257,700	Williams Cos., Inc.	7,385,682
		91,982,068
Personal Care Products 0.1%
34,200	Kenvue, Inc.*	858,078
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Pharmaceuticals 10.7%
390,175	AstraZeneca PLC ADR	$28,513,989
124,760	Johnson & Johnson	19,345,285
309,075	Merck & Co., Inc.	34,124,971
455,242	Roche Holding AG ADR	18,023,031
		100,007,276
Professional Services 1.7%
155,075	Paychex, Inc.	16,272,020
Retail REITs 2.2%
1,034,650	Brixmor Property Group, Inc.	20,724,040
Semiconductors & Semiconductor Equipment 4.5%
45,360	Analog Devices, Inc.	8,060,018
30,000	Intel Corp.	943,200
87,740	QUALCOMM, Inc.(a)	9,950,594
131,125	Texas Instruments, Inc.	22,800,015
		41,753,827
Software 1.5%
41,725	Microsoft Corp.	13,702,073
Specialized REITs 1.7%
101,970	Lamar Advertising Co. Class A	9,165,063
217,345	VICI Properties, Inc.	6,722,481
		15,887,544
Specialty Retail 1.3%
42,700	Home Depot, Inc.	12,103,315
Number of Shares		Value
Trading Companies & Distributors 1.9%
56,475	Watsco, Inc.	$18,318,796
Total Common Stocks (Cost $728,723,762)		924,439,843
Principal Amount
Convertible Bonds 0.8%
Electric Utilities 0.8%
$7,355,000	Alliant Energy Corp., 3.88%, due 3/15/2026(b) (Cost $7,355,000)	7,384,583
Number of Shares

Short-Term Investments 0.3%
Investment Companies 0.3%
2,830,655	State Street Institutional Treasury Money Market Fund Premier Class, 4.94%(c) (Cost $ 2,830,655)	2,830,655
Total Investments 99.8% (Cost $738,909,417)		934,655,081
Other Assets Less Liabilities 0.2%(d)		2,099,868
Net Assets 100.0%		$936,754,949

*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral for options written.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2023, these securities amounted to $7,384,583, which represents 0.8% of net assets of the Fund.

(c)	Represents 7-day effective yield as of May 31, 2023.
(d)	Includes the impact of the Fund’s open positions in derivatives at May 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$787,461,491	84.1%
Canada	56,346,419	6.0%
United Kingdom	28,513,989	3.0%
Spain	21,012,044	2.2%
Australia	16,362,460	1.8%
Germany	11,123,540	1.2%
Ireland	11,004,483	1.2%
Short-Term Investments and Other Assets—Net	4,930,523	0.5%
	$936,754,949	100.0%
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At May 31, 2023, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	200	$(3,170,400)	$170	6/16/2023	$(2,500)
Darden Restaurants, Inc.	200	(3,170,400)	175	7/21/2023	(14,000)
					(16,500)
Oil, Gas & Consumable Fuels
ConocoPhillips	200	(1,986,000)	120	6/16/2023	(600)
Pharmaceuticals
Merck & Co., Inc.	200	(2,208,200)	125	6/16/2023	(700)
Total calls					$(17,800)
Puts
Air Freight & Logistics
United Parcel Service, Inc.	200	(3,340,000)	150	6/16/2023	(6,100)
Consumer Staples Distribution & Retail
Sysco Corp.	400	(2,798,000)	65	6/16/2023	(7,000)
Energy Equipment & Services
Schlumberger NV	800	(3,426,400)	35	6/16/2023	(8,000)
Health Care Equipment & Supplies
Becton Dickinson & Co.	150	(3,626,400)	230	6/16/2023	(9,750)
Metals & Mining
Freeport-McMoRan, Inc.	1,000	(3,434,000)	27	6/16/2023	(2,500)
Freeport-McMoRan, Inc.	1,000	(3,434,000)	25	7/21/2023	(15,000)
					(17,500)
Software
Oracle Corp.	500	(5,297,000)	77.5	6/16/2023	(1,500)
Oracle Corp.	500	(5,297,000)	80	6/16/2023	(1,500)
Oracle Corp.	500	(5,297,000)	82.5	6/16/2023	(5,000)
					(8,000)
Total puts					$(56,350)
Total options written (premium received $165,408)					$(74,150)
At May 31, 2023, the Fund had securities pledged in the amount of $26,085,523 to cover collateral requirements for options written.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$924,439,843	$—	$—	$924,439,843
Convertible Bonds#	—	7,384,583	—	7,384,583
Short-Term Investments	—	2,830,655	—	2,830,655
Total Investments	$924,439,843	$10,215,238	$—	$934,655,081

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of May 31, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(74,150)	$—	$—	$(74,150)
Total	$(74,150)	$—	$—	$(74,150)

(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2023
Other Financial Instruments
Written Option Contracts(1)	$(15)	$—	$32	$(17)	$—	$—	$—	$—	$—	$—
Total	$(15)	$—	$32	$(17)	$—	$—	$—	$—	$—	$—
(1) At the beginning of the period, these investments were valued in accordance with procedures approved by the valuation designee. The Fund no longer held these investments at May 31, 2023.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 94.8%
Aerospace & Defense 2.8%
130,091	Airbus SE	$17,039,714
Automobiles 2.9%
233,284	Mercedes-Benz Group AG	17,397,660
Banks 3.6%
536,905	ICICI Bank Ltd. ADR	12,305,863
237,361	Wells Fargo & Co.	9,449,341
		21,755,204
Beverages 2.9%
428,132	Diageo PLC	17,825,275
Broadline Retail 4.3%
86,556	Amazon.com, Inc.*	10,436,922
12,594	MercadoLibre, Inc.*	15,603,966
		26,040,888
Chemicals 1.2%
44,414	Air Liquide SA	7,436,349
Computers 0.2%
90,909	Arctic Wolf Networks, Inc.*#(a)(b)	899,999
Diversified Telecommunication Services 3.2%
882,919	Deutsche Telekom AG	19,578,142
Electric Utilities 2.7%
222,331	NextEra Energy, Inc.	16,332,435
Entertainment 4.9%
99,092	Activision Blizzard, Inc.*	7,947,179
32,466	Netflix, Inc.*	12,831,537
88,000	World Wrestling Entertainment, Inc. Class A	8,916,160
		29,694,876
Financial Services 5.4%
41,297	Apollo Global Management, Inc.	2,760,704
90,513	Fiserv, Inc.*	10,154,653
90,016	Visa, Inc. Class A	19,896,237
		32,811,594
Ground Transportation 4.1%
81,512	Canadian National Railway Co.	9,190,590
131,601	Canadian Pacific Kansas City Ltd.	10,027,851
139,418	Uber Technologies, Inc.*	5,288,125
		24,506,566
Health Care Equipment & Supplies 3.2%
376,641	Boston Scientific Corp.*	19,389,479
Number of Shares		Value
Health Care Providers & Services 5.7%
38,942	Elevance Health, Inc.	$17,439,007
64,702	HCA Healthcare, Inc.	17,093,621
		34,532,628
Hotels, Restaurants & Leisure 0.9%
1,173	Booking Holdings, Inc.*	2,942,787
84,293	Trip.com Group Ltd. ADR*	2,661,973
		5,604,760
Household Durables 1.0%
63,500	Sony Group Corp.	5,997,919
Insurance 4.0%
190,671	Progressive Corp.	24,388,728
Interactive Media & Services 2.5%
23,801	Meta Platforms, Inc. Class A*	6,300,601
228,500	Tencent Holdings Ltd.	9,063,604
		15,364,205
Life Sciences Tools & Services 2.0%
23,787	Thermo Fisher Scientific, Inc.	12,094,738
Oil, Gas & Consumable Fuels 2.6%
41,427	EOG Resources, Inc.	4,444,703
204,585	Shell PLC ADR	11,456,760
		15,901,463
Personal Care Products 2.4%
33,666	L'Oreal SA	14,358,253
Pharmaceuticals 1.3%
110,283	AstraZeneca PLC ADR	8,059,482
Semiconductors & Semiconductor Equipment 7.3%
51,810	Analog Devices, Inc.	9,206,119
24,511	Lam Research Corp.	15,115,934
18,700	NVIDIA Corp.	7,074,958
77,682	ON Semiconductor Corp.*	6,494,215
62,142	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,126,580
		44,017,806
Software 11.7%
17,137	Constellation Software, Inc.	34,943,195
54,692	Microsoft Corp.	17,960,306
115,313	Oracle Corp.	12,216,259
10,328	ServiceNow, Inc.*	5,626,488
		70,746,248
Specialty Retail 1.7%
34,302	Floor & Decor Holdings, Inc. Class A*	3,132,115
17,360	Ulta Beauty, Inc.*	7,114,649
		10,246,764
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Technology Hardware, Storage & Peripherals 4.0%
136,155	Apple, Inc.	$24,133,474
Textiles, Apparel & Luxury Goods 3.0%
21,040	LVMH Moet Hennessy Louis Vuitton SE	18,304,335
Wireless Telecommunication Services 3.3%
145,466	T-Mobile U.S., Inc.*	19,965,208

Total Common Stocks (Cost $506,048,952)		574,424,192
Preferred Stocks 0.5%
Internet 0.2%
1,000	Fabletics LLC, Series G*#(a)(b)	1,000,000
IT Services 0.1%
106,691	Druva, Inc., Series 5*#(a)(b)	999,993
Number of Shares		Value
Software 0.2%
63,363	Videoamp, Inc., Series F1*#(a)(b)	$999,995
Total Preferred Stocks (Cost $2,999,995)		2,999,988

Short-Term Investments 4.5%
Investment Companies 4.5%
27,519,128	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.02%(c) (Cost $27,519,128)	27,519,128
Total Investments 99.8% (Cost $536,568,075)		604,943,308
Other Assets Less Liabilities 0.2%		1,338,074
Net Assets 100.0%		$606,281,382

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of May 31, 2023 in accordance with procedures approved by the valuation designee.
Total value of all such securities at May 31, 2023 amounted to $3,899,987, which represents 0.7% of net assets of the Fund.

(c)	Represents 7-day effective yield as of May 31, 2023.
#       These securities have been deemed by Management to be illiquid, and are subject to restrictions on resale. At May 31, 2023, these securities amounted to $3,899,987, which represents 0.7% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2023	Fair Value Percentage of Net Assets as of 5/31/2023
Arctic Wolf Networks, Inc.	12/31/2021	$999,999	$899,999	0.2%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	1,000,000	999,993	0.1%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	1,000,000	1,000,000	0.2%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	999,995	999,995	0.2%
Total		$3,999,994	$3,899,987	0.7%
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$340,046,669	56.1%
France	57,138,651	9.4%
Canada	54,161,636	8.9%
Germany	36,975,802	6.1%
United Kingdom	25,884,757	4.3%
Brazil	15,603,966	2.6%
India	12,305,863	2.0%
China	11,725,577	2.0%
Netherlands	11,456,760	1.9%
Taiwan	6,126,580	1.0%
Japan	5,997,919	1.0%
Short-Term Investments and Other Assets—Net	28,857,202	4.7%
	$606,281,382	100.0%
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Computers	$—	$—	$899,999	$899,999
Other Common Stocks#	573,524,193	—	—	573,524,193
Total Common Stocks	573,524,193	—	899,999	574,424,192
Preferred Stocks#	—	—	2,999,988	2,999,988
Short-Term Investments	—	27,519,128	—	27,519,128
Total Investments	$573,524,193	$27,519,128	$3,899,987	$604,943,308

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2023
Investments in Securities:
Common Stocks(1)	$1,000	$—	$—	$(100)	$—	$—	$—	$—	$900	$(100)
Preferred Stocks(1)	3,000	—	—	—	—	—	—	—	3,000	—
Total	$4,000	$—	$—	$(100)	$—	$—	$—	$—	$3,900	$(100)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 5/31/2023	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$899,999	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	9.0x	9.0x	Increase
Preferred Stocks	2,999,988	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	3.0x - 8.0x	6.0x	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 99.2%
Air Freight & Logistics 1.0%
977,563	Forward Air Corp.	$95,087,553
Automobile Components 3.0%
1,424,344	Fox Factory Holding Corp.*	126,652,668
705,946	LCI Industries	76,270,406
1,072,124	XPEL, Inc.*	73,837,180
		276,760,254
Banks 7.0%
1,343,689	Bank of Hawaii Corp.	52,605,424
627,479	BOK Financial Corp.	51,026,592
1,676,710	Community Bank System, Inc.	82,896,542
1,001,644	Cullen/Frost Bankers, Inc.	100,364,729
3,012,474	CVB Financial Corp.	36,179,813
1,822,635	First Financial Bankshares, Inc.	47,206,247
2,171,140	Glacier Bancorp, Inc.	62,572,255
896,581	Lakeland Financial Corp.	45,035,264
1,305,644	Prosperity Bancshares, Inc.	74,656,724
887,456	Stock Yards Bancorp, Inc.	37,184,406
2,699,144	United Community Banks, Inc.	61,027,646
		650,755,642
Biotechnology 0.4%
2,284,906	Abcam PLC ADR*	36,901,232
Building Products 1.7%
734,896	CSW Industrials, Inc.	104,149,461
5,109,026	Hayward Holdings, Inc.*	55,484,023
		159,633,484
Capital Markets 1.8%
779,196	Artisan Partners Asset Management, Inc. Class A	24,934,272
474,509	Hamilton Lane, Inc. Class A	32,223,906
695,816	Houlihan Lokey, Inc.	60,751,695
179,787	MarketAxess Holdings, Inc.	48,975,777
		166,885,650
Chemicals 2.0%
545,765	Chase Corp.(a)	64,181,964
2,877,701	Element Solutions, Inc.	51,597,179
359,688	Quaker Chemical Corp.	68,272,379
		184,051,522
Commercial Services & Supplies 3.1%
3,766,643	Driven Brands Holdings, Inc.*	93,525,746
1,906,289	Rollins, Inc.	74,955,283
888,102	Tetra Tech, Inc.	122,087,382
		290,568,411
Number of Shares		Value
Communications Equipment 1.1%
3,445,319	NetScout Systems, Inc.*	$105,151,136
Construction & Engineering 1.7%
595,224	Valmont Industries, Inc.	156,109,398
Construction Materials 1.7%
953,636	Eagle Materials, Inc.	155,375,913
Consumer Staples Distribution & Retail 0.4%
1,425,733	Grocery Outlet Holding Corp.*	40,947,052
Containers & Packaging 0.8%
692,753	AptarGroup, Inc.	77,927,785
Distributors 1.9%
571,228	Pool Corp.	180,639,430
Diversified Consumer Services 0.6%
621,146	Bright Horizons Family Solutions, Inc.*	53,170,098
Electronic Equipment, Instruments & Components 4.0%
628,651	Advanced Energy Industries, Inc.	61,702,096
594,839	Littelfuse, Inc.	152,302,578
619,009	Novanta, Inc.*	102,507,890
195,146	Zebra Technologies Corp. Class A*	51,239,485
		367,752,049
Energy Equipment & Services 1.7%
1,130,422	Cactus, Inc. Class A	35,698,727
2,815,851	Oceaneering International, Inc.*	43,110,679
1,810,528	Tidewater, Inc.*	81,129,759
		159,939,165
Financial Services 1.2%
444,187	Jack Henry & Associates, Inc.	67,911,750
724,651	Shift4 Payments, Inc. Class A*	45,450,111
		113,361,861
Food Products 1.0%
1,306,240	Simply Good Foods Co.*	47,272,826
2,776,976	Utz Brands, Inc.	45,681,255
		92,954,081
Health Care Equipment & Supplies 3.8%
124,347	Atrion Corp.(a)	64,705,205
1,993,683	Haemonetics Corp.*	168,665,582
514,782	QuidelOrtho Corp.*	43,828,539
509,078	UFP Technologies, Inc.*(a)	78,718,731
		355,918,057
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Health Care Providers & Services 1.9%
324,577	Chemed Corp.	$173,249,465
Health Care Technology 0.4%
902,030	Simulations Plus, Inc.	39,860,706
Hotels, Restaurants & Leisure 1.2%
1,043,060	Texas Roadhouse, Inc.	112,546,174
Household Products 1.5%
551,218	Church & Dwight Co., Inc.	50,960,104
465,261	WD-40 Co.	88,236,749
		139,196,853
Insurance 1.8%
863,660	AMERISAFE, Inc.	44,098,479
2,223,946	Hagerty, Inc. Class A*	19,370,570
868,180	RLI Corp.	107,524,093
		170,993,142
Life Sciences Tools & Services 5.1%
2,370,572	Bio-Techne Corp.	193,889,084
353,631	ICON PLC*	75,334,012
2,088,566	Stevanato Group SpA(a)	56,203,311
434,414	West Pharmaceutical Services, Inc.	145,367,957
		470,794,364
Machinery 9.6%
1,018,503	Esab Corp.	59,806,496
51,176	ESCO Technologies, Inc.	4,605,840
1,255,470	Graco, Inc.	96,030,900
5,521,080	Hillman Solutions Corp.*	44,720,748
590,781	Kadant, Inc.(a)	112,082,971
459,262	Lindsay Corp.	54,101,064
424,693	Nordson Corp.	92,553,345
300,269	Omega Flex, Inc.	31,279,022
808,969	RBC Bearings, Inc.*	160,410,463
856,944	SPX Technologies, Inc.*	65,436,244
286,345	Standex International Corp.	38,997,326
1,385,552	Toro Co.	135,548,552
		895,572,971
Marine Transportation 1.7%
2,171,898	Kirby Corp.*	155,421,021
Media 2.8%
108,004	Cable One, Inc.	66,080,087
1,005,673	Nexstar Media Group, Inc. Class A	151,776,169
1,211,590	TechTarget, Inc.*	42,090,637
		259,946,893
Oil, Gas & Consumable Fuels 2.3%
1,145,610	Matador Resources Co.	50,372,472
2,846,826	Sitio Royalties Corp. Class A	72,537,126
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
12,349,803	Southwestern Energy Co.*	$58,908,560
27,338	Texas Pacific Land Corp.	35,640,551
		217,458,709
Pharmaceuticals 0.4%
908,746	Amphastar Pharmaceuticals, Inc.*	40,321,060
Professional Services 3.5%
352,754	CRA International, Inc.(a)	32,689,713
1,624,707	Exponent, Inc.	148,368,244
785,319	FTI Consulting, Inc.*	147,647,825
		328,705,782
Real Estate Management & Development 1.7%
1,060,212	FirstService Corp.	153,879,170
Semiconductors & Semiconductor Equipment 6.0%
969,185	FormFactor, Inc.*	30,325,799
3,031,889	Lattice Semiconductor Corp.*	246,522,894
1,033,242	MKS Instruments, Inc.	100,544,779
2,099,395	Power Integrations, Inc.	181,387,728
		558,781,200
Software 12.7%
1,947,159	American Software, Inc. Class A(a)	24,787,334
595,879	Aspen Technology, Inc.*	97,676,486
908,451	CommVault Systems, Inc.*	63,309,950
279,510	Fair Isaac Corp.*	220,161,642
1,248,651	Manhattan Associates, Inc.*	226,530,264
1,800,267	Model N, Inc.*	57,464,523
1,268,354	Qualys, Inc.*	160,142,376
1,146,159	SPS Commerce, Inc.*	178,571,572
246,384	Tyler Technologies, Inc.*	97,804,593
2,512,077	Vertex, Inc. Class A*	55,215,452
		1,181,664,192
Specialty Retail 4.1%
788,725	Asbury Automotive Group, Inc.*	164,930,285
999,829	Floor & Decor Holdings, Inc. Class A*	91,294,386
359,689	Tractor Supply Co.	75,387,217
152,612	Winmark Corp.	49,749,986
		381,361,874
Trading Companies & Distributors 2.6%
1,516,688	Richelieu Hardware Ltd.	47,487,501
419,381	SiteOne Landscape Supply, Inc.*	57,828,446
464,252	Transcat, Inc.*(a)	39,243,222
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Trading Companies & Distributors – cont'd
310,041	Watsco, Inc.	$100,567,999
		245,127,168
Total Common Stocks (Cost $5,523,932,672)		9,244,770,517

Short-Term Investments 0.9%
Investment Companies 0.9%
5,787,481	State Street Institutional Treasury Money Market Fund Premier Class, 4.94%(b)	5,787,481
Number of Shares		Value
Investment Companies – cont'd
80,381,926	State Street Institutional Treasury Plus Money Market Fund Premier Class, 5.03%(b)	$80,381,926
Total Short-Term Investments (Cost $86,169,407)		86,169,407
Total Investments 100.1% (Cost $5,610,102,079)		9,330,939,924
Liabilities Less Other Assets (0.1)%		(6,155,492)
Net Assets 100.0%		$9,324,784,432

*	Non-income producing security.
(a)	Affiliated company (see Note § below).
(b)	Represents 7-day effective yield as of May 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$9,244,770,517	$—	$—	$9,244,770,517
Short-Term Investments	—	86,169,407	—	86,169,407
Total Investments	$9,244,770,517	$86,169,407	$—	$9,330,939,924

#	The Schedule of Investments provides information on the industry or sector categorization.

§   Investments in Affiliates(a):
	Value at August 31, 2022	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at May 31, 2023	Value at May 31, 2023
Genesis
American Software, Inc.	$34,871,398	$—	$1,473,644	$(8,003,186)	$(607,234)	$668,941	1,947,159	$24,787,334
Atrion Corp.	79,955,129	—	4,787,291	(10,569,408)	106,775	845,012	124,347	64,705,205
Chase Corp.	48,036,092	2,251,075	2,382,096	16,342,863	(65,970)	546,348	545,765	64,181,964
CRA International, Inc.	—	39,703,411	603,946	(6,312,821)	(96,931)	195,250	352,754	32,689,713
Kadant, Inc.	96,569,944	14,869,732	4,923,456	3,682,746	1,884,005	458,775	590,781	112,082,971
Stevanato Group SpA	—	50,227,676	—	5,975,635	—	—*	2,088,566	56,203,311
Transcat, Inc.	36,025,818	—	1,875,333	4,238,366	854,371	—*	464,252	39,243,222
UFP Technologies, Inc.	39,644,985	11,810,437	900,550	27,797,417	366,442	—*	509,078	78,718,731
Sub-total for affiliates held as of 5/31/23(b)	$335,103,366	$118,862,331	$16,946,316	$33,151,612	$2,441,458	$2,714,326		$472,612,451
AMERISAFE, Inc.	43,971,877	—	2,893,600	3,468,532	(448,330)	4,528,595	863,660	44,098,479
Lindsay Corp.	83,895,381	4,859,324	14,038,033	(25,319,747)	4,704,139	506,540	459,262	54,101,064
Model N, Inc.	63,151,970	—	11,904,660	3,064,071	3,153,142	—*	1,800,267	57,464,523
NetScout Systems, Inc.	116,428,097	—	6,726,793	(4,301,755)	(248,413)	—*	3,445,319	105,151,136
Simulations Plus, Inc.	64,467,818	—	7,101,413	(17,850,668)	344,969	173,635	902,030	39,860,706
Vertex, Inc.	33,599,900	2,974,585	2,738,975	21,994,798	(614,856)	—*	2,512,077	55,215,452
Sub-total for securities no longer affiliated as of 5/31/23(c)	$405,515,043	$7,833,909	$45,403,474	$(18,944,769)	$6,890,651	$5,208,770		355,891,360
Total	$740,618,409	$126,696,240	$62,349,790	$14,206,843	$9,332,109	$7,923,096		$828,503,811

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	At May 31, 2023, these securities amounted to 5.07% of net assets of the Fund.
(c)	At May 31, 2023, the issuers of these securities were no longer affiliated with the Fund.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
*	Non-income producing security.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 96.9%
Australia 5.4%
18,502	Charter Hall Retail REIT	$44,769
10,197	GPT Group	27,791
50,331	Region RE Ltd.	82,172
		154,732
Canada 4.0%
1,336	Canadian Apartment Properties REIT	48,273
4,550	RioCan Real Estate Investment Trust	67,102
		115,375
France 2.5%
303	ARGAN SA	22,671
489	Gecina SA	50,048
		72,719
Hong Kong 5.2%
11,000	CK Asset Holdings Ltd.	59,281
4,000	Link REIT	23,243
5,269	Sun Hung Kai Properties Ltd.	67,087
		149,611
Japan 8.7%
55	LaSalle Logiport REIT	66,280
4,500	Mitsui Fudosan Co. Ltd.	85,995
31	Nippon Prologis REIT, Inc.	65,015
1,400	Nomura Real Estate Holdings, Inc.	33,914
		251,204
Singapore 3.8%
25,400	Mapletree Pan Asia Commercial Trust	30,991
16,800	UOL Group Ltd.	78,888
		109,879
Spain 2.5%
1,752	Cellnex Telecom SA(a)	70,995
United Kingdom 8.8%
13,716	Grainger PLC	42,382
4,909	Great Portland Estates PLC	29,519
4,528	Safestore Holdings PLC	52,637
7,007	Segro PLC	69,521
5,142	UNITE Group PLC	57,248
		251,307
United States 56.0%
922	American Homes 4 Rent Class A	31,606
Number of Shares		Value
United States – cont'd
739	American Tower Corp.	$136,301
1,556	Apartment Income REIT Corp.	53,978
332	Boston Properties, Inc.	16,158
855	Crown Castle, Inc.	96,795
178	EastGroup Properties, Inc.	29,301
101	Equinix, Inc.	75,301
750	Equity LifeStyle Properties, Inc.	47,377
721	Equity Residential	43,837
238	Essex Property Trust, Inc.	51,422
320	Extra Space Storage, Inc.	46,166
1,304	Healthpeak Properties, Inc.	26,028
1,439	Invitation Homes, Inc.	48,753
1,019	Iron Mountain, Inc.	54,435
3,454	Kimco Realty Corp.	63,484
137	Life Storage, Inc.	17,452
1,149	Prologis, Inc.	143,108
433	Public Storage	122,669
1,468	Realty Income Corp.	87,258
1,077	Retail Opportunity Investments Corp.	13,139
404	Rexford Industrial Realty, Inc.	21,994
177	SBA Communications Corp.	39,255
472	Simon Property Group, Inc.	49,631
249	Sun Communities, Inc.	31,531
836	UDR, Inc.	33,164
1,056	Ventas, Inc.	45,556
1,963	VICI Properties, Inc.	60,716
1,080	Welltower, Inc.	80,579
1,570	Weyerhaeuser Co.	44,996
		1,611,990
Total Common Stocks (Cost $3,057,158)		2,787,812

Short-Term Investments 3.3%
Investment Companies 3.3%
94,951	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.02%(b) (Cost $94,951)	94,951
Total Investments 100.2% (Cost $3,152,109)		2,882,763
Liabilities Less Other Assets (0.2)%		(5,915)
Net Assets 100.0%		$2,876,848

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^ (Unaudited)  (cont’d)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2023 amounted to $70,995, which represents 2.5% of net assets of the Fund.

(b)	Represents 7-day effective yield as of May 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^ (Unaudited)  (cont’d)

POSITIONS BY SECTOR
Sector	Investments at Value	Percentage of Net Assets
Specialty REITs	$975,445	33.9%
Retail REITs	461,789	16.1%
Industrial & Office REITs	447,335	15.5%
Residential REITs	447,189	15.5%
Real Estate Holding & Development	367,547	12.8%
Hotel & Lodging REITs	60,716	2.1%
Diversified REITs	27,791	1.0%
Short-Term Investments and Other Liabilities-Net	89,036	3.1%
Total	$2,876,848	100.0%
See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$2,787,812	$—	$—	$2,787,812
Short-Term Investments	—	94,951	—	94,951
Total Investments	$2,787,812	$94,951	$—	$2,882,763

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Sector summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 96.0%
Air Freight & Logistics 5.2%
2,137	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	$25,667
3,284	ZTO Express Cayman, Inc. ADR	82,888
		108,555
Banks 4.5%
20,000	China Merchants Bank Co. Ltd. H Shares	92,970
Beverages 4.3%
14,000	China Resources Beer Holdings Co. Ltd.	88,322
Biotechnology 4.0%
18,666	Akeso, Inc. Class B*(a)	83,194
Broadline Retail 3.9%
8,100	Alibaba Group Holding Ltd.*	80,582
Chemicals 16.2%
57,043	Satellite Chemical Co. Ltd. Class A	101,730
10,300	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	42,291
9,800	Wanhua Chemical Group Co. Ltd. Class A	113,472
6,100	Yunnan Energy New Material Co. Ltd. Class A*	78,066
		335,559
Construction Materials 0.9%
34,000	China National Building Material Co. Ltd. H Shares	19,235
Electrical Equipment 2.6%
6,000	Eve Energy Co. Ltd. Class A	54,051
Electronic Equipment, Instruments & Components 6.1%
27,012	Luxshare Precision Industry Co. Ltd. Class A	103,799
7,117	Shenzhen Sunlord Electronics Co. Ltd. Class A	23,191
		126,990
Food Products 4.2%
21,300	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	86,376
Hotels, Restaurants & Leisure 3.7%
1,489	H World Group Ltd. ADR*	54,527
1,600	Meituan Class B*(a)	22,517
		77,044
Number of Shares		Value
Household Durables 8.2%
43,000	Haier Smart Home Co. Ltd. H Shares	$123,282
5,200	Man Wah Holdings Ltd.	3,407
6,013	Midea Group Co. Ltd. Class A	43,444
		170,133
Insurance 5.5%
45,000	China Pacific Insurance Group Co. Ltd. H Shares	113,786
Interactive Media & Services 5.8%
3,000	Tencent Holdings Ltd.	118,997
Machinery 5.9%
4,200	Jiangsu Hengli Hydraulic Co. Ltd. Class A	32,255
5,600	Shenzhen Inovance Technology Co. Ltd. Class A	46,577
48,450	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	43,169
		122,001
Marine Transportation 1.0%
12,000	SITC International Holdings Co. Ltd.	20,842
Pharmaceuticals 2.9%
70,000	CSPC Pharmaceutical Group Ltd.	60,967
Real Estate Management & Development 4.0%
22,000	China Resources Land Ltd.	82,320
Semiconductors & Semiconductor Equipment 6.1%
14,000	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	73,208
5,368	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	52,098
		125,306
Textiles, Apparel & Luxury Goods 1.0%
4,000	Li Ning Co. Ltd.	21,455
Total Common Stocks (Cost $2,312,062)		1,988,685

Short-Term Investments 2.6%
Investment Companies 2.6%
53,813	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.02%(b) (Cost $ 53,813)	53,813
Total Investments 98.6% (Cost $2,365,875)		2,042,498
Other Assets Less Liabilities 1.4%		29,031
Net Assets 100.0%		$2,071,529

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^ (Unaudited)  (cont’d)
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2023 amounted to $105,711, which represents 5.1% of net assets of the Fund.

(b)	Represents 7-day effective yield as of May 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,988,685	$—	$—	$1,988,685
Short-Term Investments	—	53,813	—	53,813
Total Investments	$1,988,685	$53,813	$—	$2,042,498

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 97.6%
Austria 1.1%
261,743	BAWAG Group AG*(a)	$11,375,739
Belgium 1.1%
462,113	Azelis Group NV	11,331,275
Canada 2.7%
841,318	Cenovus Energy, Inc.	13,444,262
529,271	Softchoice Corp.(b)	6,986,767
148,666	Toronto-Dominion Bank	8,415,098
		28,846,127
China 0.5%
586,300	Shenzhou International Group Holdings Ltd.	4,747,035
Finland 1.0%
1,081,090	Nordea Bank Abp	10,627,793
France 7.8%
62,223	Air Liquide SA	10,418,155
609,245	Bureau Veritas SA	15,453,501
472,630	Exclusive Networks SA	9,831,081
14,476	Kering SA	7,711,169
80,131	Pernod Ricard SA	17,310,278
76,646	Teleperformance	11,461,577
167,752	TotalEnergies SE	9,517,783
		81,703,544
Germany 10.1%
58,243	adidas AG	9,431,777
140,975	Brenntag SE	11,057,501
78,596	Deutsche Boerse AG	13,567,822
549,887	Deutsche Telekom AG	12,193,379
187,814	HelloFresh SE*	4,462,771
31,035	Merck KGaA	5,398,958
54,969	MTU Aero Engines AG	12,679,626
355,528	QIAGEN NV*	16,055,645
91,203	SAP SE ADR	11,896,519
151,310	Stabilus SE	9,024,829
		105,768,827
Hong Kong 2.9%
1,375,600	AIA Group Ltd.	13,193,056
987,944	Prudential PLC	12,977,740
480,800	Techtronic Industries Co. Ltd.	4,460,806
		30,631,602
Ireland 4.8%
1,310,242	Bank of Ireland Group PLC	12,316,155
316,076	CRH PLC	14,964,532
142,868	Kerry Group PLC Class A	13,924,247
Number of Shares		Value
Ireland – cont'd
266,258	Smurfit Kappa Group PLC	$9,457,366
		50,662,300
Italy 0.9%
1,236,843	Nexi SpA*(a)	9,688,069
Japan 17.9%
41,700	Disco Corp.	6,090,759
240,900	Ebara Corp.	10,806,567
106,900	Fujitsu Ltd.	13,596,038
296,200	Hitachi Ltd.	17,105,510
513,800	KDDI Corp.	15,824,266
335,100	Koito Manufacturing Co. Ltd.	6,306,350
37,500	Lasertec Corp.	5,827,203
80,000	Oracle Corp. Japan(b)	6,132,424
313,100	Otsuka Corp.	11,820,606
653,900	SCSK Corp.	10,362,901
24,475	SMC Corp.	13,189,184
281,600	Sony Group Corp.	26,598,643
727,300	TechnoPro Holdings, Inc.	15,843,212
388,000	Terumo Corp.	11,824,497
117,000	Tokyo Electron Ltd.	16,220,025
		187,548,185
Netherlands 5.7%
12,656	ASML Holding NV	9,084,053
174,433	Heineken NV	17,615,935
868,250	ING Groep NV	10,680,260
811,076	Shell PLC	22,403,463
		59,783,711
Singapore 0.9%
444,607	DBS Group Holdings Ltd.	9,961,985
Spain 0.9%
1,499,479	Bankinter SA	8,562,122
32,283	Fluidra SA	570,406
		9,132,528
Sweden 0.7%
87,178	Autoliv, Inc.	7,105,007
Switzerland 9.5%
80,002	DSM-Firmenich AG*	8,896,893
192,359	Julius Baer Group Ltd.	11,751,693
13,246	Lonza Group AG	8,281,386
310,125	Novartis AG	29,679,380
88,428	Roche Holding AG	27,982,377
479,862	SIG Group AG*	13,087,864
		99,679,593
United Kingdom 21.0%
216,174	AstraZeneca PLC	31,354,858
1,211,226	BAE Systems PLC	13,985,229
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom – cont'd
488,584	Bunzl PLC	$19,108,413
126,696	Coca-Cola Europacific Partners PLC	7,904,563
670,039	Compass Group PLC	18,353,556
477,393	Experian PLC	16,817,914
22,516,290	Lloyds Banking Group PLC	12,371,634
223,961	London Stock Exchange Group PLC	23,819,978
4,876,576	Petershill Partners PLC(a)	8,856,675
740,357	RELX PLC	23,116,269
961,693	RS GROUP PLC	9,529,708
837,811	Smith & Nephew PLC	12,527,181
601,880	TechnipFMC PLC*	7,908,703
299,710	Unilever PLC	14,991,251
		220,645,932
United States 8.1%
50,133	Aon PLC Class A	15,455,503
79,962	ICON PLC*	17,034,305
222,880	Nestle SA	26,405,437
358,392	Schlumberger NV	15,349,929
59,783	Schneider Electric SE	10,309,959
		84,555,133
Total Common Stocks (Cost $1,013,654,621)		1,023,794,385

Number of Shares		Value

Short-Term Investments 1.0%
Investment Companies 1.0%
9,898,755	State Street Institutional Treasury Money Market Fund Premier Class, 4.94%(c)	$9,898,755
274,818	State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c)(d)	274,818
Total Short-Term Investments (Cost $10,173,573)		10,173,573
Total Investments 98.6% (Cost $1,023,828,194)		1,033,967,958
Other Assets Less Liabilities 1.4%		15,080,650
Net Assets 100.0%		$1,049,048,608

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2023 amounted to $29,920,483, which represents 2.9% of net assets of the
Fund.

(b)
All or a portion of this security is on loan at May 31, 2023. Total value of all such securities at May 31,
2023 amounted to $6,278,057, collateralized by cash collateral of $274,818 and non-cash (U.S. Treasury
Securities) collateral of $6,419,014 for the Fund.

(c)	Represents 7-day effective yield as of May 31, 2023.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Pharmaceuticals	$94,415,573	9.0%
Banks	84,310,786	8.0%
Professional Services	82,692,473	7.9%
Capital Markets	57,996,168	5.5%
Trading Companies & Distributors	51,026,897	4.9%
IT Services	45,610,626	4.4%
Oil, Gas & Consumable Fuels	45,365,508	4.3%
Beverages	42,830,776	4.1%
Insurance	41,626,299	4.0%
Life Sciences Tools & Services	41,371,336	3.9%
Food Products	40,329,684	3.9%
Machinery	38,051,792	3.6%
Semiconductors & Semiconductor Equipment	37,222,040	3.6%
Aerospace & Defense	26,664,855	2.5%
Household Durables	26,598,643	2.5%
Health Care Equipment & Supplies	24,351,678	2.3%
Energy Equipment & Services	23,258,632	2.2%
Containers & Packaging	22,545,230	2.2%
Textiles, Apparel & Luxury Goods	21,889,981	2.1%
Chemicals	19,315,048	1.8%
Hotels, Restaurants & Leisure	18,353,556	1.8%
Software	18,028,943	1.7%
Industrial Conglomerates	17,105,510	1.6%
Wireless Telecommunication Services	15,824,266	1.5%
Personal Care Products	14,991,251	1.4%
Construction Materials	14,964,532	1.4%
Automobile Components	13,411,357	1.3%
Diversified Telecommunication Services	12,193,379	1.2%
Electrical Equipment	10,309,959	1.0%
Financial Services	9,688,069	0.9%
Electronic Equipment, Instruments & Components	6,986,767	0.7%
Consumer Staples Distribution & Retail	4,462,771	0.4%
Short-Term Investments and Other Assets—Net	25,254,223	2.4%
	$1,049,048,608	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,023,794,385	$—	$—	$1,023,794,385
Short-Term Investments	—	10,173,573	—	10,173,573
Total Investments	$1,023,794,385	$10,173,573	$—	$1,033,967,958

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 97.4%
Austria 1.1%
35,407	BAWAG Group AG*(a)	$1,538,841
Canada 2.3%
112,999	Cenovus Energy, Inc.	1,805,724
24,985	Toronto-Dominion Bank	1,414,252
		3,219,976
China 0.6%
104,300	Shenzhou International Group Holdings Ltd.	844,475
Finland 1.0%
144,205	Nordea Bank Abp	1,417,626
France 6.9%
8,336	Air Liquide SA	1,395,718
81,332	Bureau Veritas SA	2,062,986
1,929	Kering SA	1,027,552
10,704	Pernod Ricard SA	2,312,329
10,959	Teleperformance	1,638,799
22,357	TotalEnergies SE	1,268,474
		9,705,858
Germany 10.0%
7,761	adidas AG	1,256,804
30,239	Brenntag SE	2,371,823
12,754	Deutsche Boerse AG	2,201,690
72,152	Deutsche Telekom AG	1,599,923
25,473	HelloFresh SE*	605,280
4,144	Merck KGaA	720,905
7,213	MTU Aero Engines AG	1,663,813
47,390	QIAGEN NV*	2,140,132
12,150	SAP SE ADR	1,584,846
		14,145,216
Hong Kong 3.3%
223,300	AIA Group Ltd.	2,141,618
141,860	Prudential PLC	1,863,489
63,100	Techtronic Industries Co. Ltd.	585,434
		4,590,541
Ireland 4.8%
175,132	Bank of Ireland Group PLC	1,646,225
42,131	CRH PLC	1,994,681
19,250	Kerry Group PLC Class A	1,876,150
35,491	Smurfit Kappa Group PLC	1,260,624
		6,777,680
Italy 0.9%
163,235	Nexi SpA*(a)	1,278,604
Japan 19.4%
5,600	Disco Corp.	817,944
Number of Shares		Value
Japan – cont'd
32,600	Ebara Corp.	$1,462,408
14,500	Fujitsu Ltd.	1,844,177
39,400	Hitachi Ltd.	2,275,345
68,800	KDDI Corp.	2,118,936
47,000	Koito Manufacturing Co. Ltd.	884,508
5,000	Lasertec Corp.	776,960
29,000	Nomura Research Institute Ltd.	730,594
10,700	Oracle Corp. Japan(b)	820,212
42,100	Otsuka Corp.	1,589,420
44,600	Renesas Electronics Corp.*	733,063
62,500	SCSK Corp.	990,490
22,700	Shin-Etsu Chemical Co. Ltd.	700,103
3,300	SMC Corp.	1,778,317
37,800	Sony Group Corp.	3,570,414
99,500	TechnoPro Holdings, Inc.	2,167,468
61,300	Terumo Corp.	1,868,149
15,600	Tokyo Electron Ltd.	2,162,670
		27,291,178
Netherlands 5.7%
1,689	ASML Holding NV	1,212,308
23,432	Heineken NV(b)	2,366,391
115,869	ING Groep NV	1,425,293
108,297	Shell PLC	2,991,369
		7,995,361
Singapore 0.9%
59,372	DBS Group Holdings Ltd.	1,330,305
Spain 0.8%
199,965	Bankinter SA	1,141,813
Sweden 0.7%
11,734	Autoliv, Inc.	956,321
Switzerland 9.7%
11,015	DSM-Firmenich AG*	1,224,960
29,234	Julius Baer Group Ltd.	1,785,978
1,784	Lonza Group AG	1,115,355
41,387	Novartis AG	3,960,792
11,953	Roche Holding AG	3,782,437
64,516	SIG Group AG*	1,759,624
		13,629,146
United Kingdom 20.8%
28,779	AstraZeneca PLC	4,174,237
161,449	BAE Systems PLC	1,864,145
70,009	Bunzl PLC	2,738,036
16,908	Coca-Cola Europacific Partners PLC	1,054,890
90,351	Compass Group PLC	2,474,874
63,555	Experian PLC	2,238,957
3,524,771	Lloyds Banking Group PLC	1,936,695
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom – cont'd
30,175	London Stock Exchange Group PLC	$3,209,344
523,418	Petershill Partners PLC(a)	950,614
98,633	RELX PLC	3,079,632
128,339	RS GROUP PLC	1,271,750
112,863	Smith & Nephew PLC	1,687,559
54,135	TechnipFMC PLC*	711,334
39,933	Unilever PLC	1,997,416
		29,389,483
United States 8.5%
6,694	Aon PLC Class A	2,063,693
10,671	ICON PLC*	2,273,243
29,696	Nestle SA	3,518,198
64,629	Schlumberger NV	2,768,060
8,010	Schneider Electric SE	1,381,375
		12,004,569
Total Common Stocks (Cost $135,896,450)		137,256,993
Number of Shares		Value

Short-Term Investments 1.8%
Investment Companies 1.8%
2,118,339	State Street Institutional Treasury Money Market Fund Premier Class, 4.94%(c)	$2,118,339
466,586	State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c)(d)	466,586
Total Short-Term Investments (Cost $2,584,925)		2,584,925
Total Investments 99.2% (Cost $138,481,375)		139,841,918
Other Assets Less Liabilities 0.8%		1,062,815
Net Assets 100.0%		$140,904,733

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2023 amounted to $3,768,059, which represents 2.7% of net assets of the Fund.

(b)
All or a portion of this security is on loan at May 31, 2023. Total value of all such securities at May 31,
2023 amounted to $1,096,309, collateralized by cash collateral of $466,586 and non-cash (U.S. Treasury
Securities) collateral of $698,050 for the Fund.

(c)	Represents 7-day effective yield as of May 31, 2023.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Pharmaceuticals	$12,638,371	9.0%
Banks	11,851,050	8.4%
Professional Services	11,187,842	7.9%
Capital Markets	8,147,626	5.8%
Trading Companies & Distributors	6,381,609	4.5%
Insurance	6,068,800	4.3%
Oil, Gas & Consumable Fuels	6,065,567	4.3%
Beverages	5,733,610	4.1%
Semiconductors & Semiconductor Equipment	5,702,945	4.1%
Life Sciences Tools & Services	5,528,730	3.9%
Food Products	5,394,348	3.8%
IT Services	5,154,681	3.7%
Machinery	3,826,159	2.7%
Household Durables	3,570,414	2.5%
Health Care Equipment & Supplies	3,555,708	2.5%
Aerospace & Defense	3,527,958	2.5%
Energy Equipment & Services	3,479,394	2.5%
Chemicals	3,320,781	2.4%
Textiles, Apparel & Luxury Goods	3,128,831	2.2%
Containers & Packaging	3,020,248	2.2%
Hotels, Restaurants & Leisure	2,474,874	1.8%
Software	2,405,058	1.7%
Industrial Conglomerates	2,275,345	1.6%
Wireless Telecommunication Services	2,118,936	1.5%
Personal Care Products	1,997,416	1.4%
Construction Materials	1,994,681	1.4%
Automobile Components	1,840,829	1.3%
Diversified Telecommunication Services	1,599,923	1.1%
Electrical Equipment	1,381,375	1.0%
Financial Services	1,278,604	0.9%
Consumer Staples Distribution & Retail	605,280	0.4%
Short-Term Investments and Other Assets—Net	3,647,740	2.6%
	$140,904,733	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$137,256,993	$—	$—	$137,256,993
Short-Term Investments	—	2,584,925	—	2,584,925
Total Investments	$137,256,993	$2,584,925	$—	$139,841,918

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 95.2%
Australia 5.0%
1,547	ARB Corp. Ltd.	$28,779
2,257	Corporate Travel Management Ltd.	30,433
5,530	Elders Ltd.	23,021
8,513	Hansen Technologies Ltd.	27,465
13,380	Steadfast Group Ltd.	51,609
		161,307
Belgium 2.0%
539	Bekaert SA	23,057
900	Shurgard Self Storage Ltd.	41,184
		64,241
Bermuda 0.8%
1,046	Bank of NT Butterfield & Son Ltd.	26,223
Brazil 0.8%
1,568	ERO Copper Corp.*	25,954
Canada 2.7%
396	Colliers International Group, Inc.	36,884
329	Descartes Systems Group, Inc.*	25,438
1,979	Softchoice Corp.(a)	26,124
		88,446
Denmark 1.3%
206	Chemometec AS*	14,241
362	Schouw & Co. AS	28,319
		42,560
Finland 1.2%
2,543	Kemira Oyj	40,284
France 11.1%
812	Believe SA*	9,738
2,364	Coface SA	32,723
1,705	Exclusive Networks SA	35,465
779	Interparfums SA	55,706
1,126	Lectra	32,316
1,747	Lhyfe SAS*	13,090
1,343	Lumibird*	21,418
1,512	Rubis SCA	41,213
402	Societe BIC SA	23,977
246	Sopra Steria Group SACA	46,174
1,233	Tikehau Capital SCA(a)	31,104
64	Virbac SA	19,497
		362,421
Germany 2.6%
365	Dermapharm Holding SE	18,290
1,061	Jenoptik AG	35,339
534	Stabilus SE	31,850
		85,479
Number of Shares		Value
Ireland 0.9%
8,326	Uniphar PLC(a)	$29,369
Italy 4.3%
4,290	BFF Bank SpA(b)	44,457
1,163	Carel Industries SpA(b)	32,259
4,725	GVS SpA*(b)	29,218
1,986	Intercos SpA	33,159
		139,093
Japan 29.4%
1,550	Aeon Delight Co. Ltd.	32,819
1,800	Amano Corp.	37,466
1,000	Ariake Japan Co. Ltd.*	35,744
800	As One Corp.	30,490
1,200	Azbil Corp.	38,026
3,500	Casio Computer Co. Ltd.	29,141
2,500	Daiei Kankyo Co. Ltd.	36,121
1,500	Idec Corp.	33,052
1,600	Konishi Co. Ltd.(a)	23,726
1,500	Nagaileben Co. Ltd.	22,469
1,400	Nakanishi, Inc.	29,542
1,800	Nichias Corp.	34,107
4,100	Nihon Parkerizing Co. Ltd.	30,104
1,600	Nippon Kanzai Holdings Co. Ltd.*	29,893
2,000	Nohmi Bosai Ltd.	25,035
1,200	NS Solutions Corp.	34,796
8,000	Prestige International, Inc.	35,198
1,700	Relo Group, Inc.	23,928
700	Riken Keiki Co. Ltd.	23,915
1,200	Roland Corp.	34,667
2,200	Shinnihonseiyaku Co. Ltd.	21,538
1,100	SHO-BOND Holdings Co. Ltd.	44,371
2,300	Shoei Co. Ltd.	43,103
2,000	Simplex Holdings, Inc.*	33,878
3,600	Sun Frontier Fudousan Co. Ltd.*	34,056
1,700	T Hasegawa Co. Ltd.(a)	36,788
1,600	TechnoPro Holdings, Inc.(a)	34,854
600	Ulvac, Inc.	24,418
3,800	YAMABIKO Corp.	38,757
1,900	Yellow Hat Ltd.	24,956
		956,958
Korea 0.4%
1,760	NICE Information Service Co. Ltd.	14,016
Netherlands 1.9%
1,027	Corbion NV	28,190
2,373	Fugro NV*	34,116
		62,306
New Zealand 0.2%
2,884	Skellerup Holdings Ltd.	7,990
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Norway 2.6%
6,698	Aker Solutions ASA	$21,976
2,530	Borregaard ASA	42,075
8,912	Elopak ASA	19,590
		83,641
Singapore 0.9%
4,400	Haw Par Corp. Ltd.	30,097
Spain 2.9%
4,423	Applus Services SA	42,361
745	Befesa SA(b)	27,792
26,205	Unicaja Banco SA(a)(b)	24,957
		95,110
Sweden 4.4%
1,000	Biotage AB	12,993
733	Cellavision AB	13,746
16,162	Cloetta AB B Shares	28,402
3,505	Sweco AB Class B	39,663
1,136	Thule Group AB(a)(b)	28,798
775	Xvivo Perfusion AB*	20,389
		143,991
Switzerland 10.5%
1,019	Accelleron Industries AG	24,570
87	Belimo Holding AG	39,586
147	Bossard Holding AG Class A	34,299
52	Burckhardt Compression Holding AG	31,802
28	Inficon Holding AG	31,051
9	Interroll Holding AG	29,152
128	Kardex Holding AG	27,743
134	Komax Holding AG	34,355
158	Medacta Group SA(b)	19,430
149	Medartis Holding AG*(b)	12,058
50	Tecan Group AG*	19,149
467	VZ Holding AG	38,765
		341,960
Number of Shares		Value
United Arab Emirates 0.5%
3,467	Network International Holdings PLC*(b)	$15,785
United Kingdom 8.8%
2,378	Big Yellow Group PLC	34,018
51,717	Coats Group PLC	44,647
1,369	Diploma PLC	51,634
9,230	Essentra PLC	20,989
370	Games Workshop Group PLC	43,541
433	Genus PLC	13,617
6,170	OSB Group PLC	37,915
6,168	Restore PLC	18,952
1,151	Victrex PLC	22,178
		287,491
Total Common Stocks (Cost $3,194,799)		3,104,722

Short-Term Investments 5.8%
Investment Companies 5.8%
105,486	State Street Institutional Treasury Money Market Fund Premier Class, 4.94%(c)	105,486
83,860	State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c)(d)	83,860
Total Short-Term Investments (Cost $189,346)		189,346
Total Investments 101.0% (Cost $3,384,145)		3,294,068
Liabilities Less Other Assets (1.0)%		(33,034)
Net Assets 100.0%		$3,261,034

*	Non-income producing security.
(a)
All or a portion of this security is on loan at May 31, 2023. Total value of all such securities at May 31,
2023 amounted to $217,634, collateralized by cash collateral of $83,860 and non-cash (U.S. Treasury
Securities) collateral of $145,475 for the Fund .

(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2023 amounted to $234,754, which represents 7.2% of net assets of the Fund.

(c)	Represents 7-day effective yield as of May 31, 2023.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Chemicals	$244,334	7.5%
Electronic Equipment, Instruments & Components	238,374	7.3%
Machinery	230,867	7.1%
Commercial Services & Supplies	204,752	6.3%
IT Services	150,313	4.6%
Real Estate Management & Development	136,052	4.2%
Construction & Engineering	118,150	3.6%
Health Care Equipment & Supplies	117,634	3.6%
Food Products	115,486	3.5%
Personal Care Products	110,403	3.4%
Leisure Products	107,006	3.3%
Building Products	105,952	3.3%
Financial Services	98,157	3.0%
Professional Services	91,231	2.8%
Trading Companies & Distributors	85,933	2.6%
Software	85,219	2.6%
Insurance	84,332	2.6%
Automobile Components	71,882	2.2%
Capital Markets	69,869	2.1%
Pharmaceuticals	67,884	2.1%
Health Care Providers & Services	59,859	1.8%
Electrical Equipment	57,622	1.8%
Banks	51,180	1.6%
Metals & Mining	49,011	1.5%
Life Sciences Tools & Services	46,383	1.4%
Textiles, Apparel & Luxury Goods	44,647	1.4%
Gas Utilities	41,213	1.3%
Specialized REITs	34,018	1.0%
Hotels, Restaurants & Leisure	30,433	0.9%
Household Durables	29,141	0.9%
Specialty Retail	24,956	0.8%
Semiconductors & Semiconductor Equipment	24,418	0.7%
Energy Equipment & Services	21,976	0.7%
Containers & Packaging	19,590	0.6%
Biotechnology	13,617	0.4%
Oil, Gas & Consumable Fuels	13,090	0.4%
Entertainment	9,738	0.3%
Short-Term Investments and Other Liabilities—Net	156,312	4.8%
	$3,261,034	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$3,104,722	$—	$—	$3,104,722
Short-Term Investments	—	189,346	—	189,346
Total Investments	$3,104,722	$189,346	$—	$3,294,068

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 95.5%
Aerospace & Defense 0.7%
229,121	Mercury Systems, Inc.*	$9,300,021
Banks 4.0%
294,051	Banc of California, Inc.	3,143,405
565,737	BankUnited, Inc.	10,703,744
282,296	Comerica, Inc.	10,190,886
1,469,395	Huntington Bancshares, Inc.	15,149,462
327,136	Texas Capital Bancshares, Inc.*	15,473,533
		54,661,030
Building Products 1.8%
1,576,806	Resideo Technologies, Inc.*	25,276,200
Commercial Services & Supplies 4.4%
111,954	Clean Harbors, Inc.*	15,718,342
1,216,503	Harsco Corp.*	10,291,615
1,232,058	OPENLANE, Inc.*	18,505,511
395,395	Stericycle, Inc.*	16,665,899
		61,181,367
Communications Equipment 7.4%
718,860	Ciena Corp.*	33,599,516
791,807	EMCORE Corp.*	590,688
428,662	Radware Ltd.*	8,427,495
5,879,065	Ribbon Communications, Inc.*(a)	16,343,801
768,181	Viasat, Inc.*	34,268,555
911,112	Viavi Solutions, Inc.*	8,965,342
		102,195,397
Construction & Engineering 1.7%
170,463	Arcosa, Inc.	11,192,600
43,970	Valmont Industries, Inc.	11,532,012
		22,724,612
Consumer Finance 0.3%
162,473	Bread Financial Holdings, Inc.	4,578,489
Containers & Packaging 4.3%
174,703	Avery Dennison Corp.	28,149,894
403,428	Crown Holdings, Inc.	30,753,317
		58,903,211
Electrical Equipment 1.4%
2,388,935	Babcock & Wilcox Enterprises, Inc.*	11,466,888
560,011	Bloom Energy Corp. Class A*	7,683,351
		19,150,239
Electronic Equipment, Instruments & Components 4.4%
157,490	Coherent Corp.*	5,820,830
1,144,221	Innoviz Technologies Ltd.*	3,364,010
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
267,166	Itron, Inc.*	$18,095,153
411,507	nLight, Inc.*	5,950,391
120,778	OSI Systems, Inc.*	14,373,790
32,673	Teledyne Technologies, Inc.*	12,698,362
		60,302,536
Energy Equipment & Services 3.1%
302,038	Dril-Quip, Inc.*	6,750,549
964,503	Oil States International, Inc.*	6,134,239
734,411	Patterson-UTI Energy, Inc.	7,153,163
1,312,831	TechnipFMC PLC*	17,250,600
2,171,597	TETRA Technologies, Inc.*	5,646,152
		42,934,703
Entertainment 1.8%
2,495,876	Lions Gate Entertainment Corp. Class B*	24,185,038
Financial Services 0.4%
247,722	Cannae Holdings, Inc.*	4,867,737
Food Products 1.9%
481,498	Hain Celestial Group, Inc.*	5,879,091
418,414	TreeHouse Foods, Inc.*	19,811,903
		25,690,994
Health Care Equipment & Supplies 5.0%
1,984,014	Accuray, Inc.*	7,321,012
295,073	AtriCure, Inc.*	13,269,433
332,400	Avanos Medical, Inc.*	8,143,800
533,154	CytoSorbents Corp.*	1,583,467
213,016	Haemonetics Corp.*	18,021,154
1,247,223	OraSure Technologies, Inc.*	6,273,532
394,056	Varex Imaging Corp.*	8,684,994
516,539	Zimvie, Inc.*	5,155,059
		68,452,451
Health Care Providers & Services 4.1%
399,965	Acadia Healthcare Co., Inc.*	28,249,528
72,739	Molina Healthcare, Inc.*	19,923,212
291,175	Patterson Cos., Inc.	7,625,873
		55,798,613
Hotel & Resort REITs 0.6%
453,230	Chatham Lodging Trust	4,255,830
446,312	RLJ Lodging Trust	4,588,087
		8,843,917
Hotels, Restaurants & Leisure 3.4%
1,486,575	International Game Technology PLC	36,465,685
181,337	SeaWorld Entertainment, Inc.*	10,111,351
		46,577,036
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Household Durables 0.9%
353,270	Tempur Sealy International, Inc.	$12,590,543
Independent Power and Renewable Electricity Producers 4.0%
400,761	Ormat Technologies, Inc.	34,104,761
896,623	Vistra Corp.	21,492,053
		55,596,814
IT Services 2.9%
1,842,596	Kyndryl Holdings, Inc.*	23,143,006
2,135,942	Unisys Corp.*	8,394,252
117,290	Wix.com Ltd.*	8,939,844
		40,477,102
Life Sciences Tools & Services 1.4%
79,789	Charles River Laboratories International, Inc.*	15,429,597
1,461,604	Standard BioTools, Inc.*	3,434,769
		18,864,366
Machinery 0.9%
387,915	Enerpac Tool Group Corp.	9,860,799
1,226,233	Markforged Holding Corp.*	1,091,347
115,661	Twin Disc, Inc.*	1,300,030
		12,252,176
Media 3.3%
1,430,173	Criteo SA ADR*	45,608,217
Metals & Mining 1.5%
1,499,836	Cleveland-Cliffs, Inc.*	20,817,724
Oil, Gas & Consumable Fuels 2.8%
698,903	CNX Resources Corp.*	10,798,051
606,040	Devon Energy Corp.	27,938,444
		38,736,495
Pharmaceuticals 0.2%
1,327,090	Amneal Pharmaceuticals, Inc.*	3,105,391
Professional Services 4.4%
4,806,838	Conduent, Inc.*	14,564,719
774,336	KBR, Inc.	45,701,311
		60,266,030
Semiconductors & Semiconductor Equipment 9.0%
285,762	CEVA, Inc.*	7,149,765
39,433	Entegris, Inc.	4,150,323
511,798	MACOM Technology Solutions Holdings, Inc.*	30,620,874
773,441	Rambus, Inc.*	49,469,287
1,316,949	Veeco Instruments, Inc.*	32,146,725
		123,536,974
Number of Shares		Value
Software 7.2%
1,300,650	Adeia, Inc.	$12,759,376
371,987	Box, Inc. Class A*	10,478,874
1,855,639	Cognyte Software Ltd.*	9,222,526
304,484	New Relic, Inc.*	21,450,898
588,033	OneSpan, Inc.*	8,902,820
294,108	Varonis Systems, Inc.*	7,729,158
461,850	Verint Systems, Inc.*	16,571,178
1,041,139	Xperi, Inc.*	12,316,674
		99,431,504
Specialty Retail 2.0%
364,316	Caleres, Inc.	6,288,094
1,057,568	Chico's FAS, Inc.*	4,801,359
162,221	Children's Place, Inc.*	2,438,182
342,639	ODP Corp.*	13,726,118
		27,253,753
Technology Hardware, Storage & Peripherals 2.2%
7,453,714	Quantum Corp.*(b)	8,199,085
1,556,126	Stratasys Ltd.*	22,641,634
		30,840,719
Textiles, Apparel & Luxury Goods 0.3%
685,120	Under Armour, Inc. Class C*	4,508,090
Trading Companies & Distributors 1.8%
424,569	AerCap Holdings NV*	24,234,399

Total Common Stocks (Cost $1,251,683,216)		1,313,743,888
Preferred Stocks 1.1%
Communications Equipment 1.1%
17,113	Ribbon Communications, Inc., Series A*#(a)(c)(d) (Cost $14,135,352)	14,539,014
Principal Amount
Convertible Bonds 1.2%
Communications Equipment 1.2%
$9,304,000	Infinera Corp., 2.50%, due 3/1/2027	8,817,984
7,500,000	Infinera Corp., 3.75%, due 8/1/2028(e)	7,642,944
Total Convertible Bonds (Cost $16,804,000)		16,460,928
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Warrants 0.1%
Communications Equipment 0.1%
1,511,444	Ribbon Communications, Inc. Expires 3/31/2027*#(a)(c)(d) (Cost $2,464,258)	$1,835,085
Escrow Units 0.0%(f)
Software 0.0%(f)
3,150,000	Ion Geophysical(c)(d)(g) (Cost $0)	0
Number of Shares		Value

Short-Term Investments 2.0%
Investment Companies 2.0%
27,893,917	State Street Institutional Treasury Money Market Fund Premier Class, 4.94%(h) (Cost $ 27,893,917)	$27,893,917
Total Investments 99.9% (Cost $1,312,980,743)		1,374,472,832
Other Assets Less Liabilities 0.1%		1,110,391
Net Assets 100.0%		$1,375,583,223

*	Non-income producing security.
(a)	Security acquired via a PIPE transaction.
(b)	Affiliated company (see Note § below).
(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of May 31, 2023 in accordance with procedures approved by the valuation designee.
Total value of all such securities at May 31, 2023 amounted to $16,374,099, which represents 1.2% of net assets of the Fund.

(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2023, these securities amounted to $7,642,944, which represents 0.6% of net assets of the Fund.

(f)	Represents less than 0.05% of net assets of the Fund.
(g)	Defaulted security.
(h)	Represents 7-day effective yield as of May 31, 2023.
#       These securities have been deemed by Management to be illiquid, and are subject to restrictions on resale. At May 31, 2023, these securities amounted to $16,374,099, which represents 1.2% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2023	Fair Value Percentage of Net Assets as of 5/31/2023
Ribbon Communications, Inc. (Series A Preferred Shares)	3/29/2023	$14,135,352	$14,539,014	1.1%
Ribbon Communications, Inc. Expires 3/31/2027 (Warrants)	3/29/2023	2,464,258	1,835,085	0.1%
Total		$16,599,610	$16,374,099	1.2%
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$1,313,743,888	$—	$—	$1,313,743,888
Preferred Stocks#	—	—	14,539,014	14,539,014
Convertible Bonds#	—	16,460,928	—	16,460,928
Warrants#	—	—	1,835,085	1,835,085
Escrow Units#	—	—	—	—
Short-Term Investments	—	27,893,917	—	27,893,917
Total Investments	$1,313,743,888	$44,354,845	$16,374,099	$1,374,472,832

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2023
Investments in Securities:
Preferred Stocks(1)	$—	$—	$—	$403	$14,136	$—	$—	$—	$14,539	$403
Warrants(1)	—	—	—	(629)	2,464	—	—	—	1,835	(629)
Escrow Units(2)	—	—	—	(1,569)	—	—	1,569	—	—	(1,581)
Total	$—	$—	$—	$(1,795)	$16,600	$—	$1,569	$—	$16,374	$(1,807)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 5/31/2023	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Preferred Stocks	$14,539,014	Income Approach	Discount Yield	18.8%	18.8%	Decrease
Warrants	1,835,085	Income Approach	Discount Yield	18.8%	18.8%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(2) At May 31, 2023, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
§   Investments in Affiliates(a):
	Value at August 31, 2022	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at May 31, 2023	Value at May 31, 2023
Intrinsic Value
Quantum Corp.	$11,702,331	$—	$—	$(3,503,246)	$—	$—	7,453,714	$8,199,085
Sub-total for affiliates held as of 5/31/23(b)	$11,702,331	$—	$—	$(3,503,246)	$—	$—		$8,199,085

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	At May 31, 2023, these securities amounted to 0.60% of net assets of the Fund.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund†^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 96.1%
Beverages 1.3%
801,784	Keurig Dr Pepper, Inc.	$24,951,518
Biotechnology 1.8%
251,150	AbbVie, Inc.	34,648,654
Broadline Retail 5.4%
840,488	Amazon.com, Inc.*	101,346,043
Capital Markets 3.7%
178,370	CME Group, Inc.	31,883,637
103,939	S&P Global, Inc.	38,190,307
		70,073,944
Commercial Services & Supplies 1.5%
172,253	Waste Management, Inc.	27,891,206
Computers 0.1%
90,909	Arctic Wolf Networks, Inc.*#(a)(b)	899,999
Consumer Staples Distribution & Retail 4.0%
59,463	Costco Wholesale Corp.	30,418,892
213,939	Dollar Tree, Inc.*	28,856,093
108,908	Walmart, Inc.	15,995,318
		75,270,303
Containers & Packaging 0.5%
62,815	Avery Dennison Corp.	10,121,381
Electric Utilities 1.8%
460,305	NextEra Energy, Inc.	33,814,005
Electronic Equipment, Instruments & Components 3.2%
184,873	CDW Corp.	31,740,845
233,514	TE Connectivity Ltd.	28,600,795
		60,341,640
Entertainment 1.8%
271,040	Activision Blizzard, Inc.*	21,737,408
29,944	Netflix, Inc.*	11,834,767
15,640	Walt Disney Co.*	1,375,694
		34,947,869
Financial Services 4.4%
111,760	MasterCard, Inc. Class A	40,794,635
195,243	Visa, Inc. Class A	43,154,560
		83,949,195
Ground Transportation 1.4%
138,324	Union Pacific Corp.	26,630,136
Health Care Equipment & Supplies 1.2%
434,649	Boston Scientific Corp.*	22,375,731
Number of Shares		Value
Health Care Providers & Services 3.4%
133,109	UnitedHealth Group, Inc.	$64,856,029
Hotels, Restaurants & Leisure 2.3%
130,558	McDonald's Corp.	37,223,392
567,708	Sweetgreen, Inc. Class A*	5,410,257
		42,633,649
Insurance 1.2%
182,535	Progressive Corp.	23,348,052
Interactive Media & Services 7.0%
625,993	Alphabet, Inc. Class A*	76,915,760
210,217	Meta Platforms, Inc. Class A*	55,648,644
		132,564,404
IT Services 0.6%
115,418	Okta, Inc.*	10,491,496
Life Sciences Tools & Services 1.7%
63,384	Thermo Fisher Scientific, Inc.	32,228,229
Oil, Gas & Consumable Fuels 0.3%
329	Venture Global LNG, Inc.*#(a)(b)	5,922,000
Pharmaceuticals 1.6%
201,055	Johnson & Johnson	31,175,588
Professional Services 2.6%
153,118	Equifax, Inc.	31,943,477
779,687	Paycor HCM, Inc.*	17,145,317
		49,088,794
Semiconductors & Semiconductor Equipment 5.3%
196,961	Analog Devices, Inc.	34,998,000
174,214	NVIDIA Corp.	65,912,125
		100,910,125
Software 23.5%
83,195	Adobe, Inc.*	34,758,039
69,010	Atlassian Corp. Class A*	12,476,318
106,995	Grammarly, Inc.*#(a)(b)	1,925,910
53,093	Intuit, Inc.	22,252,338
700,816	Microsoft Corp.(c)	230,140,966
254,064	Salesforce, Inc.*	56,752,817
97,363	ServiceNow, Inc.*	53,041,415
159,011	Workday, Inc. Class A*	33,708,742
		445,056,545
Specialized REITs 1.0%
89,093	SBA Communications Corp.	19,759,046
Specialty Retail 7.9%
114,474	Chewy, Inc. Class A*	3,375,839
1,297,807	Fanatics Holdings, Inc. Class A*#(a)(b)	98,853,959
35,865	Home Depot, Inc.	10,165,934
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund†^ (Unaudited)  (cont’d)
Number of Shares		Value
Specialty Retail – cont'd
471,029	TJX Cos., Inc.	$36,170,317
		148,566,049
Technology Hardware, Storage & Peripherals 4.6%
488,563	Apple, Inc.	86,597,792
Textiles, Apparel & Luxury Goods 1.0%
181,169	NIKE, Inc. Class B	19,069,849

Total Common Stocks (Cost $1,247,039,085)		1,819,529,271
Preferred Stocks 1.0%
Entertainment 0.0%(d)
8,256	A24 Films LLC*#(a)(b)(e)	940,028
Internet 0.4%
7,000	Fabletics LLC, Series G*#(a)(b)	7,000,000
20,788	Savage X, Inc., Series C*#(a)(b)	1,000,028
		8,000,028
IT Services 0.4%
287,787	Druva, Inc., Series 4*#(a)(b)	2,697,370
461,441	Druva, Inc., Series 5*#(a)(b)	4,324,994
		7,022,364
Software 0.2%
33,179	Grammarly, Inc., Series 3*#(a)(b)	869,684
90,310	Signifyd, Inc., Series Seed*#(a)(b)	852,617
39,343	Signifyd, Inc., Series A*#(a)(b)	371,791
82,373	Videoamp, Inc., Series F1*#(a)(b)	1,300,011
		3,394,103
Total Preferred Stocks (Cost $20,934,539)		19,356,523
Number of Units		Value
Master Limited Partnerships and Limited Partnerships 1.1%
Oil, Gas & Consumable Fuels 1.1%
819,829	Enterprise Products Partners LP (Cost $20,313,658)	$20,766,268
Number of Shares
Warrants 0.0%(d)
Food Products 0.0%(d)
142,005	Whole Earth Brands, Inc. Expires 6/25/2025* (Cost $204,203)	13,093

Short-Term Investments 1.8%
Investment Companies 1.8%
33,250,152	State Street Institutional Treasury Money Market Fund Premier Class, 4.94%(f) (Cost $ 33,250,152)	33,250,152
Total Investments 100.0% (Cost $1,321,741,637)		1,892,915,307
Liabilities Less Other Assets (0.0)%(d)(g)		(114,851)
Net Assets 100.0%		$1,892,800,456

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of May 31, 2023 in accordance with procedures approved by the valuation designee.
Total value of all such securities at May 31, 2023 amounted to $126,958,391, which represents 6.7% of net assets of the Fund.

(c)	All or a portion of this security is pledged as collateral for options written.
(d)	Represents less than 0.05% of net assets of the Fund.
(e)	Security represented in Units.
(f)	Represents 7-day effective yield as of May 31, 2023.
(g)	Includes the impact of the Fund’s open positions in derivatives at May 31, 2023.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund†^ (Unaudited)  (cont’d)
#       These securities have been deemed by Management to be illiquid, and are subject to restrictions on resale. At May 31, 2023, these securities amounted to $126,958,391, which represents 6.7% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2023	Fair Value Percentage of Net Assets as of 5/31/2023
A24 Films LLC (Preferred Units)	2/25/2022	$940,028	$940,028	0.0%
Arctic Wolf Networks, Inc.	12/31/2021	999,999	899,999	0.1%
Druva, Inc. (Series 4 Preferred Shares)	6/14/2019	1,500,003	2,697,370	0.2%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	4,325,000	4,324,994	0.2%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	7,000,000	7,000,000	0.4%
Fanatics Holdings, Inc. Class A	8/13/2020-4/29/2021	23,018,871	98,853,959	5.2%
Grammarly, Inc. Class A	12/23/2021-1/24/2022	2,804,542	1,925,910	0.1%
Grammarly, Inc. (Series 3 Preferred Shares)	12/23/2021-1/24/2022	869,685	869,684	0.1%
Savage X, Inc. (Series C Preferred Shares)	11/30/2021	1,000,028	1,000,028	0.0%
Signifyd, Inc. (Series A Preferred Shares)	5/27/2021	1,213,732	371,791	0.0%
Signifyd, Inc. (Series Seed Preferred Shares)	5/27/2021	2,786,053	852,617	0.0%
Venture Global LNG, Inc.	11/21/2018	2,303,000	5,922,000	0.3%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	1,300,011	1,300,011	0.1%
Total		$50,060,952	$126,958,391	6.7%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund†^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At May 31, 2023, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Interactive Media & Services
Meta Platforms, Inc.	308	$(8,153,376)	$265	6/16/2023	$(239,470)
Technology Hardware, Storage & Peripherals
Apple, Inc.	1,170	(20,738,250)	170	6/16/2023	(1,058,850)
Total options written (premium received $612,531)					$(1,298,320)
At May 31, 2023, the Fund had securities pledged in the amount of $13,135,600 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Computers	$—	$—	$899,999	$899,999
Oil, Gas & Consumable Fuels	—	—	5,922,000	5,922,000
Software	443,130,635	—	1,925,910	445,056,545
Specialty Retail	49,712,090	—	98,853,959	148,566,049
Other Common Stocks#	1,219,084,678	—	—	1,219,084,678
Total Common Stocks	1,711,927,403	—	107,601,868	1,819,529,271
Preferred Stocks#	—	—	19,356,523	19,356,523
Master Limited Partnerships and Limited Partnerships#	20,766,268	—	—	20,766,268
Warrants#	13,093	—	—	13,093
Short-Term Investments	—	33,250,152	—	33,250,152
Total Investments	$1,732,706,764	$33,250,152	$126,958,391	$1,892,915,307

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2023
Investments in Securities:
Common Stocks(1)	$94,532	$—	$—	$13,070	$—	$—	$—	$—	$107,602	$13,070
Preferred Stocks(1)	19,951	—	—	(595)	—	—	—	—	19,356	(595)
Total	$114,483	$—	$—	$12,475	$—	$—	$—	$—	$126,958	$12,475

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund†^ (Unaudited)  (cont’d)
(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 5/31/2023	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$104,775,959	Market Approach	Transaction Price	$76.17 - $18,000	$1,089.24	Increase
Common Stocks	2,825,909	Market Approach	Enterprise value Revenue multiple(c) (EV/Revenue)	9.0x - 12.0x	11.0x	Increase
			Liquidation Preference Discount	31.3%	31.3%	Decrease
Preferred Stocks	18,416,495	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	0.86x - 12.0x	5.7x	Increase
			Expected Volatility	70.0%	70.0%	Decrease
			Option Term (Years)	2.5	2.5	Decrease
			Discount Rate	0.3%	0.3%	Decrease
Preferred Units	940,028	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	3.0x	3.0x	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of May 31, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(1,298,320)	$—	$—	$(1,298,320)
Total	$(1,298,320)	$—	$—	$(1,298,320)
†   Formerly Guardian Fund through September 30, 2022.
^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 96.8%
Aerospace & Defense 3.0%
434,300	Lockheed Martin Corp.	$192,833,543
1,939,017	Raytheon Technologies Corp.	178,661,026
		371,494,569
Banks 8.1%
4,535,784	Bank of America Corp.	126,049,438
2,634,854	Citigroup, Inc.	116,776,729
2,985,688	JPMorgan Chase & Co.	405,187,719
1,878,411	PNC Financial Services Group, Inc.	217,576,346
2,442,309	Truist Financial Corp.	74,417,155
1,839,028	U.S. Bancorp	54,986,937
		994,994,324
Beverages 4.6%
712,596	Constellation Brands, Inc. Class A	173,139,450
4,534,594	Keurig Dr Pepper, Inc.	141,116,565
1,374,538	PepsiCo, Inc.	250,647,005
		564,903,020
Biotechnology 3.4%
299,102	Amgen, Inc.	65,996,856
224,922	Biogen, Inc.*	66,669,130
1,901,228	Gilead Sciences, Inc.	146,280,482
179,165	Regeneron Pharmaceuticals, Inc.*	131,786,608
		410,733,076
Capital Markets 0.8%
558,351	CME Group, Inc.	99,805,241
Chemicals 1.5%
370,997	Air Products & Chemicals, Inc.	99,850,133
2,468,462	Mosaic Co.	78,892,045
		178,742,178
Consumer Staples Distribution & Retail 3.4%
3,906,350	Kroger Co.	177,074,845
1,602,040	Walmart, Inc.	235,291,615
		412,366,460
Diversified Telecommunication Services 1.4%
4,871,594	Verizon Communications, Inc.	173,574,894
Electric Utilities 9.2%
2,987,613	American Electric Power Co., Inc.	248,330,393
3,771,067	Duke Energy Corp.	336,718,572
6,862,209	Exelon Corp.	272,086,587
Number of Shares		Value
Electric Utilities – cont'd
3,594,548	NextEra Energy, Inc.	$264,055,496
		1,121,191,048
Electrical Equipment 0.5%
770,222	Emerson Electric Co.	59,830,845
Entertainment 0.3%
496,542	Activision Blizzard, Inc.*	39,822,668
Financial Services 4.1%
1,388,214	Berkshire Hathaway, Inc. Class B*	445,727,751
445,887	Fiserv, Inc.*	50,024,063
		495,751,814
Food Products 2.6%
4,342,694	Mondelez International, Inc. Class A	318,797,167
Health Care Equipment & Supplies 6.2%
609,083	Becton Dickinson & Co.	147,251,906
4,181,432	Boston Scientific Corp.*	215,260,119
2,418,773	Medtronic PLC	200,177,654
1,517,127	Zimmer Biomet Holdings, Inc.	193,190,952
		755,880,631
Health Care Providers & Services 1.3%
313,204	Humana, Inc.	157,187,692
Hotels, Restaurants & Leisure 2.8%
621,197	McDonald's Corp.	177,109,477
2,903,133	Yum China Holdings, Inc.	163,910,889
		341,020,366
Household Products 3.9%
3,390,578	Procter & Gamble Co.	483,157,365
Industrial Conglomerates 1.6%
1,307,032	3M Co.	121,959,156
684,857	General Electric Co.	69,533,531
		191,492,687
Industrial REITs 0.4%
442,124	Prologis, Inc.	55,066,544
Insurance 0.7%
269,566	Aon PLC Class A	83,104,502
Life Sciences Tools & Services 0.7%
169,201	Thermo Fisher Scientific, Inc.	86,031,940
Machinery 1.6%
356,348	Caterpillar, Inc.	73,318,601
570,151	Cummins, Inc.	116,544,566
		189,863,167
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Media 1.0%
3,005,803	Comcast Corp. Class A	$118,278,348
Metals & Mining 7.7%
3,069,563	Barrick Gold Corp.	51,814,223
943,096	Franco-Nevada Corp.	137,116,728
3,114,873	Freeport-McMoRan, Inc.	106,964,739
6,831,053	Newmont Corp.	276,999,199
3,733,475	Rio Tinto PLC ADR	220,461,699
3,252,689	Wheaton Precious Metals Corp.	147,184,177
		940,540,765
Multi-Utilities 4.5%
2,476,775	DTE Energy Co.	266,500,990
2,014,251	Sempra Energy	289,105,446
		555,606,436
Oil, Gas & Consumable Fuels 6.5%
2,048,490	Chevron Corp.	308,543,564
4,010,610	Exxon Mobil Corp.	409,804,130
848,081	Phillips 66	77,692,700
		796,040,394
Personal Care Products 0.6%
271,446	Estee Lauder Cos., Inc. Class A	49,954,207
817,812	Kenvue, Inc.*	20,518,903
		70,473,110
Pharmaceuticals 10.9%
2,992,102	Bristol-Myers Squibb Co.	192,811,053
2,901,276	Johnson & Johnson	449,871,856
Number of Shares		Value
Pharmaceuticals – cont'd
3,839,903	Merck & Co., Inc.	$423,963,690
7,142,585	Pfizer, Inc.	271,561,082
		1,338,207,681
Semiconductors & Semiconductor Equipment 0.5%
357,443	Analog Devices, Inc.	63,514,047
Software 0.9%
1,066,075	Oracle Corp.	112,939,986
Tobacco 1.6%
2,229,492	Philip Morris International, Inc.	200,676,575
Wireless Telecommunication Services 0.5%
430,952	T-Mobile U.S., Inc.*	59,148,162
Total Common Stocks (Cost $11,640,763,328)		11,840,237,702

Short-Term Investments 2.6%
Investment Companies 2.6%
316,793,425	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.02%(a) (Cost $ 316,793,425)	316,793,425
Total Investments 99.4% (Cost $11,957,556,753)		12,157,031,127
Other Assets Less Liabilities 0.6%		68,051,114
Net Assets 100.0%		$12,225,082,241

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$11,840,237,702	$—	$—	$11,840,237,702
Short-Term Investments	—	316,793,425	—	316,793,425
Total Investments	$11,840,237,702	$316,793,425	$—	$12,157,031,127

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 97.6%
Aerospace & Defense 2.9%
109,800	Axon Enterprise, Inc.*	$21,181,518
146,100	HEICO Corp.	22,584,138
		43,765,656
Automobile Components 1.2%
198,800	Aptiv PLC*	17,510,304
Biotechnology 1.2%
64,333	Alnylam Pharmaceuticals, Inc.*	11,902,248
50,950	Sarepta Therapeutics, Inc.*	6,297,420
		18,199,668
Building Products 1.4%
178,400	Builders FirstSource, Inc.*	20,685,480
Capital Markets 1.7%
210,083	Ares Management Corp. Class A	18,296,128
59,690	Evercore, Inc. Class A	6,443,536
		24,739,664
Commercial Services & Supplies 3.2%
57,837	Cintas Corp.	27,307,161
150,400	Waste Connections, Inc.	20,552,160
		47,859,321
Communications Equipment 4.9%
391,665	Arista Networks, Inc.*	65,149,556
248,580	Juniper Networks, Inc.	7,549,375
		72,698,931
Construction & Engineering 0.8%
67,600	Quanta Services, Inc.	12,004,408
Consumer Staples Distribution & Retail 1.0%
247,967	BJ's Wholesale Club Holdings, Inc.*	15,535,133
Distributors 1.2%
337,000	LKQ Corp.	17,776,750
Electrical Equipment 1.7%
172,500	AMETEK, Inc.	25,024,575
Electronic Equipment, Instruments & Components 1.5%
59,400	Teledyne Technologies, Inc.*	23,085,810
Entertainment 4.3%
570,480	ROBLOX Corp. Class A*	23,880,293
217,592	Spotify Technology SA*	32,399,449
738,011	Warner Bros Discovery, Inc.*	8,324,764
		64,604,506
Number of Shares		Value
Ground Transportation 1.5%
70,200	Old Dominion Freight Line, Inc.	$21,792,888
Health Care Equipment & Supplies 6.8%
30,641	Align Technology, Inc.*	8,660,985
246,708	Axonics, Inc.*	11,938,200
266,062	Dexcom, Inc.*	31,198,430
48,000	IDEXX Laboratories, Inc.*	22,308,960
52,902	Insulet Corp.*	14,508,374
42,894	Penumbra, Inc.*	13,183,042
		101,797,991
Hotels, Restaurants & Leisure 6.0%
12,000	Chipotle Mexican Grill, Inc.*	24,917,880
45,400	Churchill Downs, Inc.	6,166,228
167,000	Darden Restaurants, Inc.	26,472,840
327,100	DraftKings, Inc. Class A*	7,634,514
106,600	Marriott Vacations Worldwide Corp.	13,135,252
45,400	Vail Resorts, Inc.	11,041,280
		89,367,994
Household Products 1.6%
257,100	Church & Dwight Co., Inc.	23,768,895
Insurance 3.1%
235,700	Arch Capital Group Ltd.*	16,428,290
148,094	Arthur J Gallagher & Co.	29,667,671
		46,095,961
IT Services 1.7%
84,971	MongoDB, Inc.*	24,963,630
Life Sciences Tools & Services 5.0%
146,294	Agilent Technologies, Inc.	16,921,827
1,058,000	Avantor, Inc.*	21,096,520
43,009	Bio-Rad Laboratories, Inc. Class A*	16,057,410
100,457	IQVIA Holdings, Inc.*	19,780,988
		73,856,745
Machinery 1.8%
203,700	Fortive Corp.	13,262,907
69,000	IDEX Corp.	13,742,040
		27,004,947
Media 2.7%
573,565	Trade Desk, Inc. Class A*	40,195,435
Oil, Gas & Consumable Fuels 2.3%
369,400	Devon Energy Corp.	17,029,340
131,774	Diamondback Energy, Inc.	16,755,064
		33,784,404
Pharmaceuticals 0.9%
400,000	Royalty Pharma PLC Class A	13,096,000
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Professional Services 1.6%
150,600	CoStar Group, Inc.*	$11,957,640
51,900	Verisk Analytics, Inc.	11,371,809
		23,329,449
Semiconductors & Semiconductor Equipment 11.4%
88,032	Enphase Energy, Inc.*	15,307,004
509,888	Lattice Semiconductor Corp.*	41,458,993
98,894	Monolithic Power Systems, Inc.	48,449,160
714,102	ON Semiconductor Corp.*	59,698,927
18,367	SolarEdge Technologies, Inc.*	5,231,473
		170,145,557
Software 15.4%
70,825	Bills Holdings, Inc.*	7,336,053
280,872	Cadence Design Systems, Inc.*	64,856,154
151,954	Crowdstrike Holdings, Inc. Class A*	24,332,394
117,544	Datadog, Inc. Class A*	11,156,101
300,000	Descartes Systems Group, Inc.*	23,199,000
441,905	Fortinet, Inc.*	30,195,369
210,340	Manhattan Associates, Inc.*	38,159,883
92,309	Palo Alto Networks, Inc.*	19,697,817
78,048	Zscaler, Inc.*	10,573,943
		229,506,714
Specialty Retail 5.8%
59,100	Five Below, Inc.*	10,195,932
Number of Shares		Value
Specialty Retail – cont'd
21,900	O'Reilly Automotive, Inc.*	$19,782,489
24,100	RH*	5,904,018
129,900	Ross Stores, Inc.	13,460,238
85,000	Tractor Supply Co.	17,815,150
45,600	Ulta Beauty, Inc.*	18,688,248
		85,846,075
Textiles, Apparel & Luxury Goods 0.4%
247,900	On Holding AG Class A*	6,804,855
Trading Companies & Distributors 2.6%
51,300	United Rentals, Inc.	17,123,427
32,400	W.W. Grainger, Inc.	21,028,248
		38,151,675
Total Common Stocks (Cost $1,263,502,239)		1,452,999,421

Short-Term Investments 2.2%
Investment Companies 2.2%
32,558,633	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.02%(a) (Cost $32,558,633)	32,558,633
Total Investments 99.8% (Cost $1,296,060,872)		1,485,558,054
Other Assets Less Liabilities 0.2%		2,654,653
Net Assets 100.0%		$1,488,212,707

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,452,999,421	$—	$—	$1,452,999,421
Short-Term Investments	—	32,558,633	—	32,558,633
Total Investments	$1,452,999,421	$32,558,633	$—	$1,485,558,054

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 99.9%
Aerospace & Defense 2.5%
2,804	General Dynamics Corp.	$572,521
4,019	L3Harris Technologies, Inc.	707,022
		1,279,543
Automobile Components 1.8%
10,346	Aptiv PLC*	911,276
Banks 5.5%
26,822	BankUnited, Inc.	507,472
9,781	Comerica, Inc.	353,094
72,792	Huntington Bancshares, Inc.	750,486
5,761	M&T Bank Corp.	686,481
14,988	Truist Financial Corp.	456,684
		2,754,217
Beverages 2.3%
18,765	Molson Coors Beverage Co. Class B	1,160,615
Building Products 4.8%
3,538	Carlisle Cos., Inc.	751,613
17,467	Fortune Brands Innovations, Inc.	1,055,880
17,584	Masterbrand, Inc.*	182,522
26,943	Resideo Technologies, Inc.*	431,896
		2,421,911
Chemicals 0.7%
4,133	Ashland, Inc.	350,809
Commercial Services & Supplies 2.1%
44,600	OPENLANE, Inc.*	669,892
8,657	Stericycle, Inc.*	364,893
		1,034,785
Communications Equipment 3.2%
16,310	Ciena Corp.*	762,329
2,982	Motorola Solutions, Inc.	840,686
		1,603,015
Construction & Engineering 1.8%
13,656	Arcosa, Inc.	896,653
Consumer Finance 0.4%
6,581	Bread Financial Holdings, Inc.	185,453
Consumer Staples Distribution & Retail 2.2%
8,335	Dollar Tree, Inc.*	1,124,225
Containers & Packaging 3.0%
1,560	Avery Dennison Corp.	251,363
6,897	Crown Holdings, Inc.	525,758
18,875	Sealed Air Corp.	714,419
		1,491,540
Number of Shares		Value
Electric Utilities 3.4%
22,543	Evergy, Inc.	$1,304,112
12,100	OGE Energy Corp.	426,888
		1,731,000
Electronic Equipment, Instruments & Components 3.8%
4,145	CDW Corp.	711,655
9,148	Coherent Corp.*	338,110
12,849	Itron, Inc.*	870,263
		1,920,028
Energy Equipment & Services 1.8%
32,224	Baker Hughes Co.	878,104
Entertainment 2.3%
117,228	Lions Gate Entertainment Corp. Class B*	1,135,939
Food Products 3.4%
21,800	Hain Celestial Group, Inc.*	266,178
30,230	TreeHouse Foods, Inc.*	1,431,390
		1,697,568
Health Care Equipment & Supplies 4.8%
19,023	Avanos Medical, Inc.*	466,063
9,706	Haemonetics Corp.*	821,128
8,916	Zimmer Biomet Holdings, Inc.	1,135,363
920	Zimvie, Inc.*	9,182
		2,431,736
Health Care Providers & Services 2.2%
2,788	McKesson Corp.	1,089,662
Hotels, Restaurants & Leisure 5.0%
26,140	International Game Technology PLC	641,214
26,084	MGM Resorts International	1,024,841
23,239	Travel & Leisure Co.	847,526
		2,513,581
Independent Power and Renewable Electricity Producers 3.4%
44,615	AES Corp.	880,700
33,795	Vistra Corp.	810,066
		1,690,766
Insurance 3.2%
5,855	Allstate Corp.	634,975
9,461	Globe Life, Inc.	976,186
		1,611,161
IT Services 1.9%
20,743	Kyndryl Holdings, Inc.*	260,532
9,385	Wix.com Ltd.*	715,325
		975,857
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services 0.3%
696	Charles River Laboratories International, Inc.*	$134,592
Machinery 3.2%
17,322	Allison Transmission Holdings, Inc.	819,331
31,241	Enerpac Tool Group Corp.	794,146
		1,613,477
Metals & Mining 0.5%
16,803	Cleveland-Cliffs, Inc.*	233,226
Mortgage Real Estate Investment Trusts 1.8%
52,414	Starwood Property Trust, Inc.	919,866
Multi-Utilities 2.7%
48,382	CenterPoint Energy, Inc.	1,364,856
Oil, Gas & Consumable Fuels 6.3%
17,594	Devon Energy Corp.	811,083
10,685	EOG Resources, Inc.	1,146,393
5,265	Phillips 66	482,327
25,930	Williams Cos., Inc.	743,154
		3,182,957
Personal Care Products 0.1%
1,700	Kenvue, Inc.*	42,653
Professional Services 5.1%
143,600	Conduent, Inc.*	435,108
33,426	Dun & Bradstreet Holdings, Inc.	334,260
30,649	KBR, Inc.	1,808,904
		2,578,272
Retail REITs 1.9%
17,121	Regency Centers Corp.	963,399
Number of Shares		Value
Semiconductors & Semiconductor Equipment 3.2%
4,049	NXP Semiconductors NV	$725,176
8,640	Skyworks Solutions, Inc.	894,326
		1,619,502
Software 2.6%
11,230	DocuSign, Inc.*	633,372
29,180	Dropbox, Inc. Class A*	671,724
		1,305,096
Specialty Retail 2.3%
141,442	Chico's FAS, Inc.*	642,147
17,661	Children's Place, Inc.*	265,445
6,460	ODP Corp.*	258,787
		1,166,379
Technology Hardware, Storage & Peripherals 1.4%
25,243	Pure Storage, Inc. Class A*	726,746
Trading Companies & Distributors 3.0%
26,392	AerCap Holdings NV*	1,506,455
Total Common Stocks (Cost $45,798,068)		50,246,920

Short-Term Investments 0.1%
Investment Companies 0.1%
40,082	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.02%(a) (Cost $ 40,082)	40,082
Total Investments 100.0% (Cost $45,838,150)		50,287,002
Other Assets Less Liabilities 0.0%(b)		12,000
Net Assets 100.0%		$50,299,002

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2023.
(b)	Represents less than 0.05% of net assets of the Fund.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$50,246,920	$—	$—	$50,246,920
Short-Term Investments	—	40,082	—	40,082
Total Investments	$50,246,920	$40,082	$—	$50,287,002

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 98.3%
Aerospace & Defense 1.3%
36,500	Raytheon Technologies Corp.	$3,363,110
Banks 3.2%
59,500	JPMorgan Chase & Co.	8,074,745
Broadline Retail 2.9%
60,000	Amazon.com, Inc.*	7,234,800
Capital Markets 5.7%
245,000	Brookfield Corp. Class A	7,359,800
50,000	Charles Schwab Corp.	2,634,500
41,000	Intercontinental Exchange, Inc.	4,343,950
		14,338,250
Communications Equipment 3.0%
27,000	Motorola Solutions, Inc.	7,611,840
Construction Materials 2.2%
34,000	Eagle Materials, Inc.	5,539,620
Consumer Staples Distribution & Retail 5.7%
64,000	BJ's Wholesale Club Holdings, Inc.*	4,009,600
27,000	Dollar Tree, Inc.*	3,641,760
170,000	U.S. Foods Holding Corp.*	6,762,600
		14,413,960
Containers & Packaging 5.5%
60,000	Ball Corp.	3,069,600
455,000	Graphic Packaging Holding Co.	10,874,500
		13,944,100
Electrical Equipment 1.7%
15,000	Rockwell Automation, Inc.	4,179,000
Entertainment 2.6%
24,000	Electronic Arts, Inc.	3,072,000
40,000	Walt Disney Co.*	3,518,400
		6,590,400
Financial Services 6.5%
45,000	Apollo Global Management, Inc.	3,008,250
42,000	Berkshire Hathaway, Inc. Class B*	13,485,360
		16,493,610
Food Products 3.6%
78,000	Mondelez International, Inc. Class A	5,725,980
90,000	Simply Good Foods Co.*	3,257,100
		8,983,080
Ground Transportation 3.4%
282,000	CSX Corp.	8,648,940
Number of Shares		Value
Health Care Equipment & Supplies 2.0%
21,000	Becton Dickinson & Co.	$5,076,960
Health Care Providers & Services 3.4%
32,000	HCA Healthcare, Inc.	8,454,080
Hotels, Restaurants & Leisure 6.7%
222,000	Aramark	8,764,560
850	Booking Holdings, Inc.*	2,132,455
21,000	McDonald's Corp.	5,987,310
		16,884,325
Household Products 0.5%
7,000	WD-40 Co.	1,327,550
Independent Power and Renewable Electricity Producers 1.5%
115,000	Brookfield Renewable Corp. Class A	3,861,700
Insurance 2.2%
30,000	Chubb Ltd.	5,574,000
Interactive Media & Services 5.1%
105,000	Alphabet, Inc. Class C*	12,953,850
Leisure Products 0.4%
14,000	Brunswick Corp.	1,057,000
Machinery 5.0%
9,000	Deere & Co.	3,113,820
27,000	Nordson Corp.	5,884,110
40,000	Westinghouse Air Brake Technologies Corp.	3,705,200
		12,703,130
Oil, Gas & Consumable Fuels 0.7%
16,000	EOG Resources, Inc.	1,716,640
Pharmaceuticals 1.7%
110,000	Pfizer, Inc.	4,182,200
Professional Services 2.2%
31,000	TransUnion	2,231,380
15,000	Verisk Analytics, Inc.	3,286,650
		5,518,030
Semiconductors & Semiconductor Equipment 1.1%
25,000	QUALCOMM, Inc.	2,835,250
Software 5.0%
38,000	Microsoft Corp.	12,478,820
Specialty Retail 3.4%
25,000	Lowe's Cos., Inc.	5,028,250
47,000	TJX Cos., Inc.	3,609,130
		8,637,380
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Technology Hardware, Storage & Peripherals 4.6%
65,000	Apple, Inc.	$11,521,250
Textiles, Apparel & Luxury Goods 2.5%
25,000	Columbia Sportswear Co.	1,845,750
42,000	NIKE, Inc. Class B	4,420,920
		6,266,670
Wireless Telecommunication Services 3.0%
54,500	T-Mobile U.S., Inc.*	7,480,125
Total Common Stocks (Cost $144,987,506)		247,944,415

Short-Term Investments 1.6%
Investment Companies 1.6%
4,114,569	State Street Institutional Treasury Money Market Fund Premier Class, 4.94%(a) (Cost $ 4,114,569)	4,114,569
Total Investments 99.9% (Cost $149,102,075)		252,058,984
Other Assets Less Liabilities 0.1%		140,599
Net Assets 100.0%		$252,199,583

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$247,944,415	$—	$—	$247,944,415
Short-Term Investments	—	4,114,569	—	4,114,569
Total Investments	$247,944,415	$4,114,569	$—	$252,058,984

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 96.3%
Health Care REITs 8.9%
651,814	Healthpeak Properties, Inc.	$13,010,207
513,048	Ventas, Inc.	22,132,891
494,852	Welltower, Inc.	36,920,908
		72,064,006
Industrial REITs 11.4%
84,980	EastGroup Properties, Inc.	13,988,558
544,356	Prologis, Inc.	67,799,540
196,284	Rexford Industrial Realty, Inc.	10,685,701
		92,473,799
Office REITs 0.9%
152,164	Boston Properties, Inc.	7,405,822
Residential REITs 20.4%
432,720	American Homes 4 Rent Class A	14,833,642
746,641	Apartment Income REIT Corp.	25,900,976
361,800	Equity LifeStyle Properties, Inc.	22,854,906
327,888	Equity Residential	19,935,590
116,253	Essex Property Trust, Inc.	25,117,623
720,462	Invitation Homes, Inc.	24,409,253
119,648	Sun Communities, Inc.	15,151,026
414,449	UDR, Inc.	16,441,192
		164,644,208
Retail REITs 13.3%
1,209,047	Kimco Realty Corp.	22,222,284
753,526	Realty Income Corp.	44,789,585
147,707	Regency Centers Corp.	8,311,473
560,381	Retail Opportunity Investments Corp.	6,836,648
Number of Shares		Value
Retail REITs – cont'd
237,764	Simon Property Group, Inc.	$25,000,885
		107,160,875
Specialized REITs 41.4%
356,192	American Tower Corp.	65,696,052
419,805	Crown Castle, Inc.	47,526,124
49,183	Equinix, Inc.	36,668,386
145,404	Extra Space Storage, Inc.	20,977,435
506,123	Iron Mountain, Inc.	27,037,091
76,228	Life Storage, Inc.	9,710,685
195,804	Public Storage	55,471,273
85,525	SBA Communications Corp.	18,967,734
956,018	VICI Properties, Inc.	29,569,637
803,300	Weyerhaeuser Co.	23,022,578
		334,646,995
Total Common Stocks (Cost $904,301,030)		778,395,705

Short-Term Investments 3.9%
Investment Companies 3.9%
31,419,524	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.02%(a) (Cost $ 31,419,524)	31,419,524
Total Investments 100.2% (Cost $935,720,554)		809,815,229
Liabilities Less Other Assets (0.2)%		(1,864,942)
Net Assets 100.0%		$807,950,287

(a)	Represents 7-day effective yield as of May 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$778,395,705	$—	$—	$778,395,705
Short-Term Investments	—	31,419,524	—	31,419,524
Total Investments	$778,395,705	$31,419,524	$—	$809,815,229

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 95.0%
Aerospace & Defense 2.2%
49,800	BWX Technologies, Inc.	$3,003,936
27,300	Curtiss-Wright Corp.	4,315,038
		7,318,974
Automobile Components 2.1%
9,580	Dorman Products, Inc.*	786,039
32,000	Fox Factory Holding Corp.*	2,845,440
24,800	Visteon Corp.*	3,312,784
		6,944,263
Beverages 1.5%
20,100	Celsius Holdings, Inc.*	2,523,153
23,571	MGP Ingredients, Inc.	2,240,659
		4,763,812
Biotechnology 9.2%
67,869	Alkermes PLC*	1,963,450
333,316	Amicus Therapeutics, Inc.*	3,753,138
25,982	Apellis Pharmaceuticals, Inc.*	2,230,555
162,505	Arcutis Biotherapeutics, Inc.*(a)	1,220,413
82,152	Arrowhead Pharmaceuticals, Inc.*	2,826,850
26,412	Beam Therapeutics, Inc.*	842,543
36,185	Blueprint Medicines Corp.*	2,045,176
32,164	Cerevel Therapeutics Holdings, Inc.*	1,048,546
22,880	Cytokinetics, Inc.*	862,347
108,608	Halozyme Therapeutics, Inc.*	3,522,158
155,411	Insmed, Inc.*	2,957,471
8,956	Karuna Therapeutics, Inc.*	2,028,982
68,073	Ultragenyx Pharmaceutical, Inc.*	3,360,083
27,830	Vaxcyte, Inc.*	1,378,142
		30,039,854
Building Products 1.1%
72,400	Trex Co., Inc.*	3,717,740
Capital Markets 0.4%
13,125	Evercore, Inc. Class A	1,416,844
Commercial Services & Supplies 2.9%
68,345	Casella Waste Systems, Inc. Class A*	6,161,985
24,938	Tetra Tech, Inc.	3,428,227
		9,590,212
Communications Equipment 4.3%
232,413	Calix, Inc.*	10,832,770
177,795	Harmonic, Inc.*	3,130,970
		13,963,740
Number of Shares		Value
Construction & Engineering 1.6%
233,768	API Group Corp.*	$5,283,157
Consumer Staples Distribution & Retail 1.0%
58,892	Performance Food Group Co.*	3,256,139
Containers & Packaging 1.1%
148,633	Graphic Packaging Holding Co.	3,552,329
Diversified Consumer Services 1.3%
24,036	Bright Horizons Family Solutions, Inc.*	2,057,482
213,759	OneSpaWorld Holdings Ltd.*	2,229,506
		4,286,988
Electrical Equipment 2.1%
94,900	nVent Electric PLC	4,116,762
113,934	Shoals Technologies Group, Inc. Class A*	2,676,310
		6,793,072
Financial Services 3.5%
186,442	Flywire Corp.*	5,600,718
147,830	I3 Verticals, Inc. Class A*	3,377,915
38,417	Shift4 Payments, Inc. Class A*	2,409,514
		11,388,147
Food Products 1.0%
207,875	Utz Brands, Inc.	3,419,544
Ground Transportation 1.2%
14,000	Saia, Inc.*	3,978,240
Health Care Equipment & Supplies 10.3%
134,415	Axonics, Inc.*	6,504,342
16,301	Inspire Medical Systems, Inc.*	4,767,879
24,952	iRhythm Technologies, Inc.*	2,851,265
20,459	Lantheus Holdings, Inc.*	1,771,545
310,461	Neogen Corp.*	5,429,963
99,314	Outset Medical, Inc.*	2,068,711
268,381	Paragon 28, Inc.*	4,825,490
9,834	Shockwave Medical, Inc.*	2,705,235
103,072	Treace Medical Concepts, Inc.*	2,741,715
		33,666,145
Health Care Providers & Services 0.9%
33,267	HealthEquity, Inc.*	1,823,032
46,911	Option Care Health, Inc.*	1,292,398
		3,115,430
Health Care Technology 0.9%
96,397	Phreesia, Inc.*	2,893,838
Hotels, Restaurants & Leisure 5.2%
68,022	Boyd Gaming Corp.	4,335,042
24,362	Churchill Downs, Inc.	3,308,847
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Hotels, Restaurants & Leisure – cont'd
25,779	Marriott Vacations Worldwide Corp.	$3,176,488
41,808	Texas Roadhouse, Inc.	4,511,083
8,300	Wingstop, Inc.	1,654,688
		16,986,148
Household Durables 1.8%
22,600	Installed Building Products, Inc.	2,362,604
60,400	Skyline Champion Corp.*	3,511,052
		5,873,656
Insurance 2.0%
22,044	Kinsale Capital Group, Inc.	6,678,891
Life Sciences Tools & Services 1.1%
7,289	Medpace Holdings, Inc.*	1,508,605
181,256	Pacific Biosciences of California, Inc.*	2,243,949
		3,752,554
Metals & Mining 1.1%
104,900	ATI, Inc.*	3,627,442
Oil, Gas & Consumable Fuels 3.7%
51,822	Denbury, Inc.*	4,672,790
265,273	Magnolia Oil & Gas Corp. Class A	5,127,727
56,985	Matador Resources Co.	2,505,630
		12,306,147
Passenger Airlines 1.1%
77,500	Alaska Air Group, Inc.*	3,482,075
Personal Care Products 1.2%
38,100	elf Beauty, Inc.*	3,963,162
Pharmaceuticals 1.4%
69,647	Arvinas, Inc.*	1,520,394
42,000	Prestige Consumer Healthcare, Inc.*	2,403,660
24,889	Revance Therapeutics, Inc.*	760,608
		4,684,662
Professional Services 2.6%
80,800	CBIZ, Inc.*	4,073,936
50,587	Exponent, Inc.	4,619,605
		8,693,541
Semiconductors & Semiconductor Equipment 5.8%
103,412	Impinj, Inc.*	10,583,184
97,289	MACOM Technology Solutions Holdings, Inc.*	5,820,801
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
18,921	Silicon Laboratories, Inc.*	$2,661,617
		19,065,602
Software 13.1%
16,036	CyberArk Software Ltd.*	2,481,250
72,866	Descartes Systems Group, Inc.*	5,634,728
136,738	DoubleVerify Holdings, Inc.*	4,768,054
115,155	Intapp, Inc.*	4,867,602
52,924	Manhattan Associates, Inc.*	9,601,472
105,866	Smartsheet, Inc. Class A*	5,248,836
147,288	Sprout Social, Inc. Class A*	6,379,043
25,590	SPS Commerce, Inc.*	3,986,922
		42,967,907
Specialty Retail 0.6%
37,100	Academy Sports & Outdoors, Inc.	1,816,416
Technology Hardware, Storage & Peripherals 1.5%
21,517	Super Micro Computer, Inc.*	4,818,732
Trading Companies & Distributors 4.2%
100,941	Air Lease Corp.	3,837,777
32,900	Applied Industrial Technologies, Inc.	4,045,384
79,832	H&E Equipment Services, Inc.	2,870,758
21,960	WESCO International, Inc.	3,016,865
		13,770,784
Total Common Stocks (Cost $305,103,390)		311,876,187

Short-Term Investments 4.2%
Investment Companies 4.2%
13,575,064	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.02%(b)	13,575,064
20,392	State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(b)(c)	20,392
Total Short-Term Investments (Cost $13,595,456)		13,595,456
Total Investments 99.2% (Cost $318,698,846)		325,471,643
Other Assets Less Liabilities 0.8%		2,683,333
Net Assets 100.0%		$328,154,976

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
*	Non-income producing security.
(a)	All or a portion of this security is on loan at May 31, 2023. Total value of all such securities at May 31, 2023 amounted to $19,143 for the Fund.
(b)	Represents 7-day effective yield as of May 31, 2023.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$311,876,187	$—	$—	$311,876,187
Short-Term Investments	—	13,595,456	—	13,595,456
Total Investments	$311,876,187	$13,595,456	$—	$325,471,643

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 99.7%
Banks 5.1%
1,103,742	Bank of America Corp.	$30,672,990
258,236	JPMorgan Chase & Co.	35,045,208
		65,718,198
Broadline Retail 7.0%
749,224	Amazon.com, Inc.*	90,341,430
Capital Markets 2.2%
80,089	Interactive Brokers Group, Inc. Class A	6,185,273
209,582	Intercontinental Exchange, Inc.	22,205,213
		28,390,486
Chemicals 1.7%
98,538	Sherwin-Williams Co.	22,444,986
Communications Equipment 1.9%
147,191	Arista Networks, Inc.*	24,483,751
Consumer Staples Distribution & Retail 1.8%
45,831	Costco Wholesale Corp.	23,445,306
Electrical Equipment 1.8%
797,497	Vestas Wind Systems AS*	22,704,679
Electronic Equipment, Instruments & Components 2.0%
97,299	Zebra Technologies Corp. Class A*	25,547,798
Financial Services 12.2%
32	Berkshire Hathaway, Inc. Class A*	15,616,767
185,893	Berkshire Hathaway, Inc. Class B*	59,686,525
222,514	Fiserv, Inc.*	24,963,846
154,208	MasterCard, Inc. Class A	56,289,004
		156,556,142
Ground Transportation 2.2%
900,263	CSX Corp.	27,611,066
Health Care Equipment & Supplies 2.7%
112,192	Becton Dickinson & Co.	27,123,538
37,798	Embecta Corp.	1,045,871
13,273	IDEXX Laboratories, Inc.*	6,168,892
		34,338,301
Health Care Providers & Services 7.6%
249,671	AmerisourceBergen Corp.	42,481,521
222,984	Cigna Group	55,168,471
		97,649,992
Hotels, Restaurants & Leisure 4.2%
1,969,579	Compass Group PLC	53,950,261
Number of Shares		Value
Household Products 2.4%
416,558	Colgate-Palmolive Co.	$30,983,584
Insurance 3.4%
344,301	Progressive Corp.	44,039,541
Interactive Media & Services 7.1%
737,752	Alphabet, Inc. Class A*	90,647,588
IT Services 2.9%
514,884	GoDaddy, Inc. Class A*	37,782,188
Life Sciences Tools & Services 2.9%
101,883	Danaher Corp.	23,394,375
67,099	IQVIA Holdings, Inc.*	13,212,464
		36,606,839
Machinery 1.9%
307,344	Otis Worldwide Corp.	24,436,921
Multi-Utilities 2.2%
2,056,394	National Grid PLC	28,292,042
Oil, Gas & Consumable Fuels 1.6%
909,046	Coterra Energy, Inc.	21,135,320
Pharmaceuticals 2.3%
94,962	Roche Holding AG	30,050,012
Semiconductors & Semiconductor Equipment 3.5%
261,876	Texas Instruments, Inc.	45,534,999
Software 10.5%
58,356	Intuit, Inc.	24,458,167
338,295	Microsoft Corp.	111,092,695
		135,550,862
Technology Hardware, Storage & Peripherals 2.9%
208,473	Apple, Inc.	36,951,839
Trading Companies & Distributors 3.7%
50,106	United Rentals, Inc.	16,724,882
47,323	W.W. Grainger, Inc.	30,713,573
		47,438,455
Total Common Stocks (Cost $786,065,730)		1,282,632,586
Principal Amount

Short-Term Investments 0.2%
Certificates of Deposit 0.0%(a)
$100,000	Carver Federal Savings Bank, 1.25%, due 6/23/2023	100,000
250,000	Self Help Credit Union, 0.10%, due 8/16/2023	250,000
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Certificates of Deposit – cont'd
$250,000	Self Help Federal Credit Union, 0.10%, due 6/1/2023	$250,000
		600,000
Number of Shares
Investment Companies 0.2%
1,955,742	State Street Institutional Treasury Money Market Fund Premier Class, 4.94%(b)	1,955,742
Total Short-Term Investments (Cost $2,555,742)		2,555,742
Total Investments 99.9% (Cost $788,621,472)		1,285,188,328
Other Assets Less Liabilities 0.1%		788,572
Net Assets 100.0%		$1,285,976,900

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of May 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$1,147,635,592	89.2%
United Kingdom	82,242,303	6.4%
Switzerland	30,050,012	2.3%
Denmark	22,704,679	1.8%
Short-Term Investments and Other Assets—Net	3,344,314	0.3%
	$1,285,976,900	100.0%
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,282,632,586	$—	$—	$1,282,632,586
Short-Term Investments	—	2,555,742	—	2,555,742
Total Investments	$1,282,632,586	$2,555,742	$—	$1,285,188,328

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)
May 31, 2023

Number of Shares		Value
Common Stocks 95.5%
Automobile Components 2.2%
1,647	Aptiv PLC*	$145,068
Building Products 4.6%
1,801	Trane Technologies PLC	293,977
Chemicals 4.1%
1,611	Ecolab, Inc.	265,896
Commercial Services & Supplies 1.0%
465	Tetra Tech, Inc.	63,924
Communications Equipment 4.1%
933	Motorola Solutions, Inc.	263,031
Containers & Packaging 7.4%
2,476	Ball Corp.	126,672
14,553	Graphic Packaging Holding Co.	347,817
		474,489
Electric Utilities 2.6%
2,276	NextEra Energy, Inc.	167,195
Electrical Equipment 0.5%
1,933	Sunrun, Inc.*	34,098
Electronic Equipment, Instruments & Components 2.7%
3,516	Coherent Corp.*	129,951
998	Trimble, Inc.*	46,577
		176,528
Food Products 2.9%
5,111	Simply Good Foods Co.*	184,967
Ground Transportation 6.6%
2,778	Canadian Pacific Kansas City Ltd.	211,684
7,084	CSX Corp.	217,266
		428,950
Health Care Equipment & Supplies 6.0%
1,717	Baxter International, Inc.	69,916
4,481	Boston Scientific Corp.*	230,682
248	Contra Abiomed, Inc.*(a)(b)	434
714	Dexcom, Inc.*	83,724
		384,756
Health Care Providers & Services 5.6%
1,113	HCA Healthcare, Inc.	294,044
130	Humana, Inc.	65,243
		359,287
Household Products 2.3%
921	Clorox Co.	145,684
Number of Shares		Value
Independent Power and Renewable Electricity Producers 4.1%
7,964	Brookfield Renewable Corp. Class A	$267,431
Life Sciences Tools & Services 3.8%
457	Danaher Corp.	104,936
276	Thermo Fisher Scientific, Inc.	140,335
		245,271
Machinery 10.3%
602	Deere & Co.	208,280
3,321	Pentair PLC	184,216
2,304	Westinghouse Air Brake Technologies Corp.	213,419
620	Xylem, Inc.	62,140
		668,055
Mortgage Real Estate Investment Trusts 0.6%
1,756	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	41,319
Personal Care Products 2.2%
3,847	BellRing Brands, Inc.*	140,877
Pharmaceuticals 9.8%
642	Eli Lilly & Co.	275,713
1,613	Merck & Co., Inc.	178,091
2,879	Organon & Co.	55,824
3,277	Pfizer, Inc.	124,592
		634,220
Professional Services 3.7%
1,103	Verisk Analytics, Inc.	241,678
Semiconductors & Semiconductor Equipment 3.9%
375	First Solar, Inc.*	76,110
1,281	ON Semiconductor Corp.*	107,091
248	SolarEdge Technologies, Inc.*	70,638
		253,839
Software 4.5%
489	Fortinet, Inc.*	33,413
115	Intuit, Inc.	48,199
522	Tyler Technologies, Inc.*	207,213
		288,825
Total Common Stocks (Cost $6,057,305)		6,169,365
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 4.9%
Investment Companies 4.9%
313,201	State Street Institutional Treasury Money Market Fund Premier Class, 4.94%(c) (Cost $313,201)	$313,201
Total Investments 100.4% (Cost $6,370,506)		6,482,566
Liabilities Less Other Assets (0.4)%		(24,780)
Net Assets 100.0%		$6,457,786

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of May 31, 2023 in accordance with procedures approved by the valuation designee.
Total value of all such securities at May 31, 2023 amounted to $434, which represents 0.0% of net assets of the Fund.

(c)	Represents 7-day effective yield as of May 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Health Care Equipment & Supplies	$384,322	$—	$434	$384,756
Other Common Stocks#	5,784,609	—	—	5,784,609
Total Common Stocks	6,168,931	—	434	6,169,365
Short-Term Investments	—	313,201	—	313,201
Total Investments	$6,168,931	$313,201	$434	$6,482,566

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)
At May 31, 2023, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

May 31, 2023
Notes to Schedule of Investments Equity Fundsß (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Global Real Estate Fund, Neuberger Berman Greater China Equity Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Growth Fund ("Large Cap Growth") (formerly Neuberger Berman Guardian Fund), Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund, Neuberger Berman Sustainable Equity Fund and Neuberger Berman U.S. Equity Impact Fund (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
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Level 1 – unadjusted quoted prices in active markets for identical investments
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Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
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Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, preferred stocks, warrants, convertible bonds, master limited partnerships and limited partnerships, and exchange-traded options written, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or, if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth

Notes to Schedule of Investments Equity Fundsß (Unaudited)  (cont’d)
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.
Publicly traded securities acquired via a private investment in public equity (PIPE) transaction are typically valued at a discount to the market price of an issuer's common stock. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities.
The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security (Level 1 or Level 2 Inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Funds' Board of Trustees (the "Board") designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good-faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth

Notes to Schedule of Investments Equity Fundsß (Unaudited)  (cont’d)
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
On February 25, 2022, to facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, Large Cap Growth formed NB A24 Guardian Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of Large Cap Growth and Large Cap Growth will remain its sole member. As of May 31, 2023, the value of Large Cap Growth’s investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$877,607	0.0%
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth

Notes to Schedule of Investments Equity Fundsß (Unaudited) (cont'd)
Legend

Investment Methods:
PIPE	= Private investment in public equity
Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company

Currency Abbreviations:
INR	= Indian Rupee
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth